Registration Nos. 33-74092
                                                                       811-8288

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 9                     [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 9                            [X]

                      CONSECO VARIABLE ANNUITY ACCOUNT E
                           (Exact Name of Registrant)

                      CONSECO VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
              (Address of Depositor's Principal Executive Offices)

                                 (317) 817-3700
               (Depositor's Telephone Number, including Area Code)

                              Michael A. Colliflower
                        Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
                     (Name and Address of Agent for Service)


It is  proposed  that this filing will  become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2000 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to  paragraph (a) (1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Registered:
     Individual and Group Deferred Annuity Contracts and Certificates



                       CONSECO VARIABLE ANNUITY ACCOUNT E

                                    FORM N-4

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        Under The Securities Act of 1933


Form N-4
Item No.                                    PART A - Prospectus Caption
- --------                                             ------------------
 1.    Cover Page...................................       Cover Page

 2.    Definitions..................................       Definitions

 3.    Synopsis or Highlights.......................       Summary

 4.    Condensed Financial Information..............       Appendix A -Condensed Financial Information

 5.    General Description of Registrant,...........       Conseco Variable, The Variable Account, and
       Depositor and Portfolio Companies                   Investment Options; Appendix B

 6.    Deductions and Expense.......................       Charges and Deductions

 7.    General Description of Variable..............       The Contracts
       Annuity Contracts

 8.    Annuity Period ..............................       Annuity Phase
                                                           Settlement Provisions

 9.    Death Benefit................................       Death Benefit on or
                                                           After Maturity Date

10.    Purchase and Contract Values.................       Conseco Variable, The Variable
                                                           Account, and Investment Options;
                                                           Accumulation Provisions

11.    Redemptions..................................       The Contracts
                                                           Section B. Settlement Provisions

12.    Taxes........................................       Federal Tax Status

13.    Legal Proceedings............................       Legal Proceedings

14.    Table of Contents of the Statement...........       Table of Contents of the Statement
       of Additional Information                           of Additional Information

Form N-4
Item No.
- --------

                                                  PART B - Statement of Additional Information
                                                           -----------------------------------
15.    Cover Page...................................       Statement of Additional Information
                                                           Cover Page

16.    Table of Contents............................       Table of Contents

17.    General Information and History..............       General Information and History

18.    Services.....................................       Not Applicable

19.    Purchase of Securities.......................       Not Applicable
       Being Offered

20.    Underwriters.................................       Distribution

21.    Calculation of Performance Data..............       Calculation of Yield Quotations, Calculation of
                                                           Total Return Quotations, and Other Performance Data

22.    Annuity Payments.............................       Annuity Provisions

23.    Financial Statements.........................       Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                                     PART A


                       CONSECO VARIABLE ANNUITY ACCOUNT E
             INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
                                   OFFERED BY
                       CONSECO VARIABLE INSURANCE COMPANY
 ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET o CARMEL, IN 46032
                             o (317) 817-3700

     This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Conseco Variable Insurance Company (Conseco Variable). The Contracts are designed for use in retirement planning. The Contracts provide a way for you to invest on a tax-deferred basis in the subaccounts of the Conseco Variable Annuity Account E (Separate Account) and the Fixed Account.

     You can invest your Premium in one of the Variable Account Investment Options listed below. Depending on market conditions, you can make or lose money in any of these Variable Account Investment Options. Currently, you can allocate Premium Payments to up to 15 Variable Account Investment
Options at any one time. You can also invest in the Fixed Account of Conseco Variable. Money you direct into the Fixed Account earns interest at a rate guaranteed by Conseco Variable.

CONSECO SERIES TRUST
   * Conseco 20 Focus Portfolio
   * Equity Portfolio
   * Balanced Portfolio
   * High Yield Portfolio
   * Fixed Income Portfolio
   * Government Securities Portfolio
   * Money Market Portfolio


THE ALGER AMERICAN FUND
   *  Alger American Growth Portfolio
   *  Alger American Leveraged AllCap Portfolio
   *  Alger American MidCap Growth Portfolio
   *  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   *  VP Income & Growth
   *  VP International
   *  VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
   *  Berger IPT Growth Fund (formerly, Berger IPT-100 Fund)
   *  Berger IPT Growth and Income Fund
   *  Berger IPT Small Company Growth Fund
   *  Berger IPT New Generation Fund
   *  Berger/BIAM IPT International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")
   *  Dreyfus VIF Disciplined Stock Portfolio
   *  Dreyfus VIF International Value Portfolio

FEDERATED INSURANCE SERIES
   *  Federated High Income Bond Fund II
   *  Federated International Equity Fund II
   *  Federated Utility Fund II

INVESCO Variable Investment Funds, Inc. (not available for new sales as of May 1, 2000)
   *  INVESCO VIF High Yield Fund
   *  INVESCO VIF Equity Income Fund

JANUS ASPEN SERIES
   *  Aggressive Growth Portfolio
   *  Growth Portfolio
   *  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   *  Lazard Retirement Equity Portfolio
   *  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   *  Growth & Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   *  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   *  Limited Maturity Bond Portfolio
   *  Partners Portfolio

RYDEX VARIABLE TRUST
   *  OTC Fund
   *  Nova Fund


SELIGMAN PORTFOLIOS, INC.
   *  Seligman Communications and Information Portfolio
   *  Seligman Global Technology Portfolio

STRONG OPPORTUNITY FUND II, INC.
   *  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
   *  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
   *  Worldwide Bond Fund
   *  Worldwide Emerging Markets Fund
   *  Worldwide Hard Assets Fund
   *  Worldwide Real Estate Fund

     Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the individual and group fixed and variable annuity contracts issued by Conseco Variable.


     To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page of this prospectus. For a free copy of the SAI, call us or write to us at the address or telephone number given on the first page of this Prospectus.

================================================================================
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                                                     May 1, 2000

THE CONTRACTS:
   o  are not bank deposits
   o  are not federally insured
   o  are not endorsed by any bank or government agency
   o  are not guaranteed and may be subject to loss of principal


TABLE OF CONTENTS                                                           PAGE

DEFINITIONS.................................................................

SUMMARY.....................................................................

FEE TABLE...................................................................

CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS...............
  Conseco Variable..........................................................
  The Variable Account......................................................
  Investment Options........................................................
  Voting Rights.............................................................
  Fixed Account.............................................................

THE CONTRACTS...............................................................
  Accumulation Provisions...................................................
  Purchase Payments.........................................................
  Allocation of Purchase Payments...........................................
  Accumulation Units........................................................
  Transfers.................................................................
  Dollar Cost Averaging.....................................................
  Rebalancing...............................................................
  Sweeps....................................................................
  Withdrawals...............................................................
  Suspension of Payments....................................................
  Restrictions Under Optional Retirement Programs...........................
  Restrictions Under Section 403(b).........................................
  Systematic Withdrawal Plan................................................
  Loans.....................................................................

CHARGES AND DEDUCTIONS......................................................
  Withdrawal Charge.........................................................
  Administrative Charges....................................................
  Mortality and Expense Risk Charge.........................................
  Reduction or Elimination of Contract Charges..............................
  Premium Taxes.............................................................
  Fund Expenses.............................................................
  Other Charges.............................................................

DEATH BENEFIT BEFORE MATURITY DATE..........................................

OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN THE PLAN
   (FOR GROUP CONTRACTS ONLY)...............................................

THE ANNUITY PHASE - SETTLEMENT PROVISIONS...................................
  Annuity Options...........................................................
  Transfers After Maturity Date.............................................
  Death On or After Maturity Date...........................................

OTHER CONTRACT PROVISIONS...................................................
  Ten-Day Right to Review...................................................
  Ownership.................................................................
  Modification..............................................................

FEDERAL TAX STATUS..........................................................
  Annuity Contracts in General..............................................
  Qualified and Non-Qualified Contracts.....................................
  Withdrawals--Non-Qualified Contracts......................................
  Withdrawals--Qualified Contracts..........................................
  Withdrawals--Tax-Sheltered Annuities......................................
  Diversification...........................................................
  Investor Control..........................................................

GENERAL MATTERS.............................................................
  Performance Information...................................................
  Distribution of Contracts.................................................
  Legal Proceedings.........................................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................

APPENDIX A - Condensed Financial Information................................
APPENDIX B - More Information About the Funds...............................


DEFINITIONS

     ACCUMULATION UNIT: An accounting unit of measure we use to calculate the Variable Account value of your Contract before the Maturity Date.

     ANNUITANT: The person upon whose life the Contract is issued.

     ANNUITY PAYMENTS: A series of income payments under an annuity option.

     CONTRACT OWNER: The person(s) (including Co-Owners) or entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" in this prospectus.

     CONTRACT VALUE: The total value of your Individual Account values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

     CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

     CODE: Internal Revenue Code of 1986, as amended.

     FIXED ACCOUNT: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

     FUND: The underlying mutual funds (or portfolios of a mutual fund) which the sub-accounts of the Variable Account invest in.

     INDIVIDUAL ACCOUNT: The record we establish to represent your interest in an Investment Option before the Maturity Date.

     INVESTMENT OPTIONS: The investment choices available to Contract Owners.

     MATURITY DATE: The date on which annuity payments begin.

     PURCHASE PAYMENTS OR PREMIUMS: The money you invest in the Contract.

     VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

     VARIABLE ACCOUNT: The separate account we established known as Conseco Variable Annuity Account E. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into sub-accounts.

SUMMARY
   THE CONTRACTS: The Contracts described in this prospectus are individual and group flexible premium variable deferred annuity contracts. The Contracts provide a way for you to invest on a tax-deferred basis in the sub-accounts of the Conseco Variable Annuity Account E ("Variable Account") and the Fixed Account. The Contracts provide for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this Prospectus describes only the variable portion of the Contracts.
   RETIREMENT PLANS: The Contracts may be issued pursuant to either non-qualified retirement plans or plans qualifying for special income tax treatment under the Code. Examples of the plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation plans. See "Federal Tax Status."
   PURCHASE PAYMENTS: The Contracts permit you to make Purchase Payments on a flexible basis. This means that you can make payments at any time you like before the Maturity Date. For TSAs, the minimum initial Purchase Payment and the amount of each subsequent Purchase Payment is $50 per month. For IRAs, the minimum initial Purchase Payment is $2,000 and the minimum amount of each additional Purchase Payment is $50. For non-qualified Contracts, the minimum initial Purchase Payment is $5,000 and the minimum amount of each additional Purchase Payment is $2,000 (or $200 each month). If your Purchase Payment is more than $500,000, it requires our prior approval.
    INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Conseco Variable or the Variable Account Investment Options.

================================================================================

   The portion of your Contract Value allocated to the Variable Account Investment Options will reflect the investment performance of the Funds you select.
   TRANSFERS: Prior to the Maturity Date, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account without charge. Under certain circumstances, you may also transfer amounts from the Fixed Account to the Variable Account Investment Options. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing. After the Maturity Date, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity.
   WITHDRAWALS: You may make withdrawals from your Contract before the earlier of the Maturity Date or the death of the Annuitant. We may impose a withdrawal charge and an administrative charge when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.
   LOANS: Under certain circumstances, you may make loans from your Contract. DEATH BENEFIT: Generally, if the Annuitant or Contract Owner dies before the Maturity Date, we will pay a death benefit to your beneficiary.
   ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin on the Maturity Date. You can select the Maturity Date, the frequency of the payments and the annuity option.


   TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment or whatever amount is required in your state.
   TAXES: Your earnings are not taxed until you take them out. If you take money out before the Maturity Date, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The Contract provides that if the Annuitant dies before the Maturity Date, we will pay a death benefit to the beneficiary. Such payments upon the death of the Annuitant who is not the Contract Owner (as in the case of certain non-qualified Contracts), do not qualify for the death of Contract Owner exception to the ten percent distribution penalty unless the beneficiary is 59 1/2 or one of the other exceptions to the penalty applies.
   For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) when:

 (i)   you attain age 59 1/2;
 (ii)  you separate from service;
 (iii) you die;
 (iv)  if become disabled;
 (v)   made in the case of hardship; or
 (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.
   Withdrawals for hardship are restricted to a portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results.

   Payments after the Maturity Date are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

CHARGES AND DEDUCTIONS:
   * Each year Conseco Variable deducts a $30 Annual Administrative Fee from your Contract (this charge is waived if your Individual Account value is $25,000 or more).
   * Conseco Variable deducts a Mortality and Expense Risk Fee which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. Conseco Variable also deducts an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net assets of the Variable Account.
   * If you take money out of the Contract, Conseco Variable may assess a withdrawal charge which ranges from 0% to 9%, depending on how long your Contract has been outstanding and your age at issue.
   * You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.
   * As with other professionally managed investments, there are also investment charges which currently range from .26% to 3.23%, on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.

CONSECO VARIABLE ANNUITY ACCOUNT E FEE TABLE
================================================================================

CONTRACT OWNER TRANSACTION EXPENSES(a)
  Sales Charge Imposed on Purchases.....................................   None

  Exchange Fee..........................................................   None

  Surrender Fee.........................................................   None

  Withdrawal Charge (as a percentage of purchase payments) (b)
    First and Second Year...............................................     9%
    Third Year..........................................................     8%
    Fourth Year.........................................................     7%
    Fifth Year..........................................................     5%
    Sixth Year..........................................................     3%
    Seventh Year or More................................................     0%

The above withdrawal charges are reduced by a charge factor for issue ages above 52.

ANNUAL ADMINISTRATIVE FEE (b) ..........................................    $30
VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a percentage of average account value)

  Mortality and Expense Risk Fees.......................................  1.25%
  Administrative Charge.................................................  0.15%
                                                                        -------
Total Annual Expenses of the Variable Account (b).......................  1.40%

================================================================================

(a) Premium taxes are not shown. We will deduct for any premium tax due when you make a Purchase Payment or from Individual Account values at the Maturity Date or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.
(b) Conseco Variable may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges"). We will waive the Annual Administrative Fee if your Individual Account value is $25,000 or greater.

   ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)



                                                                                                                 TOTAL ANNUAL
                                                                                               OTHER EXPENSES     PORTFOLIO
                                                                                               (AFTER EXPENSE      EXPENSES
                                                                                                REIMBURSEMENT,  (AFTER EXPENSE
                                                                                                   IF ANY,      REIMBURSEMENT,
                                                                       MANAGEMENT      12b-1     FOR CERTAIN      IF ANY, FOR
                                                                          FEES         FEES      PORTFOLIOS)  CERTAIN PORTFOLIOS)
- --------------------------------------------------------------------------------------------------------------===----------------

CONSECO SERIES TRUST (1)
Conseco 20 Focus Portfolio(2).........................       0.80%          -              0.10%                  0.90%
Equity Portfolio .....................................       0.75%         --              0.02%                  0.77%
Balanced Portfolio ...................................       0.75%         --              0.00%                  0.75%
High Yield Portfolio (2)..............................       0.80%          -              0.10%                  0.90%
Fixed Income Portfolio................................       0.60%         --              0.07%                  0.67%
Government Securities Portfolio.......................       0.60%         --              0.06%                  0.66%
Money Market Portfolio (3)............................       0.35%         --              0.05%                  0.40%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio.......................       0.75%         --              0.04%                  0.79%
Alger American Leveraged AllCap Portfolio (4).........       0.85%         --              0.08%                  0.93%
Alger American Mid Cap Growth Portfolio...............       0.80%         --              0.05%                  0.85%
Alger American Small Capitalization Portfolio.........       0.85%         --              0.05%                  0.90%

AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
VP Income & Growth(5).................................       0.70%         --              0.00%                  0.70%
VP International(5)...................................       1.34%         --              0.00%                  1.34%
VP Value(5)...........................................       1.00%         --              0.00%                  1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund (6)............................       0.75%         --              0.25%                  1.00%
Berger IPT--Growth and Income Fund (6)................       0.75%         --              0.25%                  1.00%
Berger IPT--Small Company Growth Fund (6).............       0.85%         --              0.30%                  1.15%
Berger IPT -New Generation Fund(6)....................       0.85%          -              0.30%                  1.15%
Berger/BIAM IPT--International Fund (6)...............       0.90%         --              0.30%                  1.20%

THE DREYFUS SOCIALLY RESPONSIBLE                             0.75%         --              0.04%                  0.79%
GROWTH FUND, INC

DREYFUS STOCK INDEX FUND                                     0.25%         --              0.01%                  0.26%

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio...............       0.75%         --              0.06%                  0.81%
Dreyfus VIF International Value Portfolio.............       1.00%         --              0.35%                  1.35%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II....................       0.60%         --              0.19%                  0.79%
Federated International Equity Fund II (7)............       0.54%         --              0.71%                  1.25%
Federated Utility Fund II ............................       0.75%         --              0.19%                  0.94%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund (8)....................        0.60%         --              0.47%                  1.07%
INVESCO VIF - Equity Income Fund (8).................        0.75%         --              0.42%                  1.17%

JANUS ASPEN SERIES, Institutional Shares
Aggressive Growth Portfolio(9).......................        0.65%         --              0.02%                  0.67%
Growth Portfolio (9).................................        0.65%         --              0.02%                  0.67%
Worldwide Growth Portfolio (9).......................        0.65%         --              0.05%                  0.70%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio (10)...............       0.75%        0.25%            0.25%                  1.25%
Lazard Retirement Small Cap Portfolio (10)............       0.75%        0.25%            0.25%                  1.25%

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio............................        0.50%         --              0.37%                  0.87%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio...........................       0.70%         --              0.53%                  1.23%

NEUBERGER BERMAN ADVISERS MANAGEMENT
TRUST
Limited Maturity Bond Portfolio.......................       0.65%         --              0.11%                  0.76%
Partners Portfolio....................................       0.80%         --              0.07%                  0.87%

RYDEX VARIABLE TRUST
OTC Fund..............................................       0.75%          -              0.80%                  1.55%
Nova Fund.............................................       0.75%          -              0.80%                  1.55%

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information
  Portfolio (11)......................................       0.75%        0.25%            0.11%                  1.11%
Seligman Global Technology Portfolio (11).............       1.00%        0.15%            0.40%                  1.55%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II...................................       1.00%         --              0.14%                  1.14%

STRONG VARIABLE INSURANCE FUNDS, INC
Strong Mid Cap Growth Fund II (12)...................        1.00%         --              0.15%                  1.15%

VAN ECK WORLDWIDE INSURANCE TRUST (13)
Worldwide Bond Fund...................................       1.00%         --              0.22%                  1.22%
Worldwide Emerging Markets Fund.......................       1.00%         --              0.54%                  1.54%
Worldwide Hard Assets Fund............................       1.00%         --              0.26%                  1.26%
Worldwide Real Estate Fund............................       1.00%         --              2.23%                  3.23%




(1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/01 to ensure that total annual operating expenses do not exceed:
      0.90% for Conseco 20 Focus Portfolio; 0.85% for Equity Portfolio; 0.85% for Balanced Portfolio; 0.90% for High Yield Portfolio; 0.70% for Fixed Income Portfolio; 0.70% for Government Securities Portfolio and 0.45% for Money Market Portfolio. The Adviser and Administrator may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of 3 years, after the date of the waiver.

(2) Because these Portfolios have not completed a full fiscal year, other expenses are estimated.

(3) Conseco Capital Management, Inc., since May 1, 1993, has waived its management fees in excess of the annual rate set forth above. Absent such fee waivers, the management fees for the Money Market Portfolio would be 0.60%.

(4) The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .01% of interest expense.

(5) The Fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

(6) The funds' investment advisers have agreed to waive their advisory fee and reimburse the funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT-Growth Fund and the Berger IPT-Growth and Income Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT-Small Company Growth Fund and the Berger IPT-New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger/BIAM IPT-International Fund exceed 1.20% of the respective fund's average daily net assets. Absent the waiver and reimbursement, the other expenses for the Berger IPT-Growth Fund, The Berger IPT-New Generation Fund Berger IPT-Growth and Income Fund, the Berger IPT-Small Company Growth Fund and the Berger/BIAM IPT-International Fund would have been 1.43%, 0.43%, 0.64%, 2.10% and 1.55%, respectively, and their Total Annual Portfolio Expenses would have been 2.18%, 1.18%, 1.49%, 2.95% and 2.45%, respectively. Expenses shown for the Berger IPT-New Generation Fund are based on estimates for the Fund's first full year of operations.

(7) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

(8) The Fund's actual Total Annual Portfolio Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee.

Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses did not exceed 1.05% for the High Yield Fund's average net assets and 1.15% for the Equity Income Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Without such absorption, but excluding any expense offset arrangements, Other Expenses and Total Annual Operating Expenses for the fiscal year ended December 31, 1999 were 0.48% and 1.08% respectively of the High Yield Fund's average net assets, and 0.44% and 1.19% respectively of the Equity Income Fund's average net assets.

(9) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(10) Effective May 1, 1999, Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 1999 would have been 5.63% for the Lazard Retirement Equity Portfolio and 7.31% for the Lazard Retirement Small Cap Portfolio.

(11) The amount of the Management Fee and Other Expenses are actual expenses for the fiscal year ended December 31, 1999. Seligman Communications and Information Fund and Seligman Global Technology Fund began offering shares charging 12b-1 fees effective May 1, 2000. J. & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Global Technology Portfolio, other than the management fee, which exceed .40%. Without reimbursement, other expenses and total annual portfolio expenses would have been .41% and 1.56% respectively, for Seligman Global Technology Portfolio. There is no assurance that Seligman will continue this policy in the future.

(12) Strong Capital Management, Inc., the Fund's advisor of the Strong Mid Cap Growth Fund II is currently absorbing expenses of 0.02%. Without these absorptions, the expenses would have been 1.17% for the year ended December 31, 1999. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

(13) Van Eck Associates Corporation (the "Adviser") agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) exceeding 1.50% of the Worldwide Emerging Markets Fund's average daily net assets for the period January 1, 1999, to May 12, 1999. For the period May 13, 1999 to December 31, 1999 the Adviser agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) exceeding 1.30% of average daily net assets. For the Worldwide Real Estate Fund, the Adviser agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) for the period January 2, 1999 to February 28, 1999. The Adviser also agreed to assume expenses exceeding 1.50% of the Worldwide Real Estate Fund's average daily net assets for the period March 3, 1999 to December 31, 1999. The Worldwide Real Estate Fund expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses.

================================================================================

   EXAMPLES:
   You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the sub-account listed:
   EXAMPLE 1 - If you surrender the Contract at the end of the time periods:



                                                                                 1 YEAR      3 YEARS      5 YEARS        10 YEARS
- ---------------------------------------------------------------------------------------------------------------------------------


CONSECO SERIES TRUST
Conseco 20 Focus Portfolio................................................        $110         $147         $174           $276
Equity Portfolio..........................................................         108          143          167            263
Balanced Portfolio........................................................         108          143          166            261
High Yield Portfolio......................................................         110          147          174            276
Fixed Income Portfolio....................................................         107          140          162            253
Government Securities Portfolio...........................................         107          140          162            252
Money Market Portfolio....................................................         105          132          148            225


THE ALGER AMERICAN FUND
Alger American Growth Portfolio...........................................         109          144          168            265
Alger American Leveraged AllCap Portfolio.................................         110          148          175            279
Alger American MidCap Growth Portfolio....................................         109          146          171            271
Alger American Small Capitalization Portfolio.............................         110          147          174            276

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth......................................................         108          141          164            256
VP International..........................................................         114          160          196            319
VP Value..................................................................         111          150          179            286

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund....................................................         111          150          179            286
Berger IPT-Growth and Income Fund.........................................         111          150          179            286
Berger IPT-Small Company Growth Fund......................................         112          155          186            301
Berger IPT-New Generation Fund............................................         112          155          186            301
Berger/BIAM IPT International Fund........................................         113          156          189            306

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.........................         109          144          168            265

DREYFUS STOCK INDEX FUND..................................................         103          128          141            210

DREYFUS VARIABLE INVESTMENT FUND, INC.
Dreyfus VIF Disciplined Stock Portfolio...................................         109          144          169            267
Dreyfus VIF International Value Portfolio.................................         114          161          196            320

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II........................................         109          144          168            265
Federated International Equity Fund II....................................         113          158          191            310
Federated Utility Fund II.................................................         110          148          176            280

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund...............................................        111          152          182            293
INVESCO VIF--Equity Income Fund............................................        112          155          187            303

JANUS ASPEN SERIES
Aggressive Growth Portfolio...............................................         107          140          162            253
Growth Portfolio..........................................................         107          140          162            253
Worldwide Growth Portfolio................................................         108          141          164            256

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio........................................         113          158          191            310
Lazard Retirement Small Cap Portfolio.....................................         113          158          191            310

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio ................................................         109          146          172            273

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio...............................................         113          157          190            308

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio...........................................         108          143          167            262
Partners Portfolio........................................................         109          146          172            273

RYDEX VARIABLE TRUST
OTC Fund..................................................................         116          167          206            339
Nova Fund.................................................................         116          167          206            339


SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio.........................         112          153          184            297
Seligman Global Technology Portfolio......................................         116          167          206            339

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.......................................................         112          154          186            300

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II ............................................         112          155          186            301

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund.......................................................         113          157          190            307
Worldwide Emerging Markets Fund...........................................         116          166          206            338
Worldwide Hard Assets Fund................................................         113          158          192            311
Worldwide Real Estate Fund................................................         133          216          285            484


                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2000 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

   EXAMPLE 2 - If you elect to annuitize your Contract:

================================================================================

                                                                                 1 YEAR      3 YEARS      5 YEARS        10 YEARS
- ----------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Conseco 20 Focus Portfolio................................................         $110         $147         $129           $276
Equity Portfolio..........................................................          108          143          123            263
Balanced Portfolio........................................................          108          143          122            261
High Yield Portfolio......................................................          110          147          129            276
Fixed Income Portfolio....................................................          107          140          118            253
Government Securities Portfolio...........................................          107          140          117            252
Money Market Portfolio....................................................          105          132          104            225

THE ALGER AMERICAN FUND
Alger American Growth Portfolio...........................................          109          144          124            265
Alger American Leveraged AllCap Portfolio.................................          110          148          131            279
Alger American MidCap Growth Portfolio....................................          109          146          127            271
Alger American Small Capitalization Portfolio.............................          110          147          129            276

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth......................................................          108          141          119            256
VP International..........................................................          114          160          151            319
VP Value..................................................................          111          150          134            286

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT-Growth Fund.....................................................         111          150          134            286
Berger IPT-Growth and Income Fund..........................................         111          150          134            286
Berger IPT-Small Company Growth Fund.......................................         112          155          142            301
Berger IPT New Generation Fund.............................................         112          155          142            301
Berger/BIAM IPT-International Fund.........................................         113          156          144            306

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.........................          109          144          124            265

DREYFUS STOCK INDEX FUND..................................................          103          128           97            210

DREYFUS VARIABLE INVESTMENT FUND, INC.
Dreyfus VIF Disciplined Stock Portfolio...................................          109          144          125            267
Dreyfus VIF International Value Portfolio.................................          114          161          152            320

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II .......................................          109          144          124            265
Federated International Equity Fund II....................................          113          158          147            310
Federated Utility Fund II.................................................          110          148          131            280

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund...............................................         111          152          138            293
INVESCO VIF--Equity Income Fund............................................         112          155          143            303

JANUS ASPEN SERIES
Aggressive Growth Portfolio...............................................          107          140          118            253
Growth Portfolio..........................................................          107          140          118            253
Worldwide Growth Portfolio................................................          108          141          119            256

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio........................................          113          158          147            310
Lazard Retirement Small Cap Portfolio.....................................          113          158          147            310

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio.................................................          109          146          128            273

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio...............................................          113          157          146            308

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio...........................................          108          143          122            262
Partners Portfolio........................................................          109          146          128            273

RYDEX VARIABLE TRUST
OTC Fund..................................................................          116          167          161            339
Nova Fund.................................................................          116          167          161            339


SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio.........................          112          153          140            297
Seligman Global Technology Portfolio......................................          116          167          161            339

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.......................................................          112          154          141            300

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II.............................................          112          155          142            301

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund.......................................................          113          157          145            307
Worldwide Emerging Markets Fund...........................................          116          166          161            338
Worldwide Hard Assets Fund................................................          113          158          147            311
Worldwide Real Estate Fund................................................          133          216          241            484


================================================================================
   EXAMPLE 3 - If you do not surrender your Contract at the end of each time period:


                                                                                 1 YEAR      3 YEARS      5 YEARS        10 YEARS
- ---------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Conseco 20 Focus Portfolio................................................         $25         $ 76         $129           $276
Equity Portfolio..........................................................          23           72          123            263
Balanced Portfolio........................................................          23           71          122            261
High Yield Portfolio......................................................          25           76          129            276
Fixed Income Portfolio....................................................          22           69          118            253
Government Securities Portfolio...........................................          22           68          117            252
Money Market Portfolio....................................................          20           61          104            225

THE ALGER AMERICAN FUND
Alger American Growth Portfolio...........................................          24           72          124            265
Alger American Leveraged AllCap Portfolio.................................          25           77          131            279
Alger American MidCap Growth Portfolio....................................          24           74          127            271
Alger American Small Capitalization Portfolio.............................          25           76          129            276

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth......................................................          23           70          119            256
VP International..........................................................          29           89          151            319
VP Value. ................................................................          26           79          134            286

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT-Growth Fund....................................................          26           79          134            286
Berger IPT-Growth and Income Fund.........................................          26           79          134            286
Berger IPT-Small Company Growth Fund......................................          27           83          142            301
Berger IPT-New Generation Fund............................................          27           83          142            301
Berger/BIAM IPT-International Fund........................................          28           85          144            306

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.........................          24           72          124            265

DREYFUS STOCK INDEX FUND..................................................          18           56           97            210

DREYFUS VARIABLE INVESTMENT FUND, INC.
Dreyfus VIF Disciplined Stock Portfolio...................................          24           73          125            267
Dreyfus VIF International Value Portfolio.................................          29           89          152            320

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II........................................          24           72          124            265
Federated International Equity Fund II....................................          28           86          147            310
Federated Utility Fund II.................................................          25           77          131            280

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund...............................................         26           81          138            293
INVESCO VIF--Equity Income Fund............................................         27           84          143            303

JANUS ASPEN SERIES
Aggressive Growth Portfolio...............................................          22           69          118            253
Growth Portfolio..........................................................          22           69          118            253
Worldwide Growth Portfolio................................................          23           70          119            256

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio........................................          28           86          147            310
Lazard Retirement Small Cap Portfolio.....................................          28           86          147            310

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio.................................................          24           75          128            273

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio...............................................          28           86          146            308

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio ..........................................          23           71          122            262
Partners Portfolio........................................................          24           75          128            273

RYDEX VARIABLE TRUST
OTC Fund..................................................................          31           95          161            339
Nova Fund.................................................................          31           95          161            339


SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio.........................          27           82          140            297
Seligman Global Technology Portfolio......................................          31           95          161            339

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.......................................................          27           83          141            300

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II.............................................          27           83          142            301

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund.......................................................          28           85          145            307
Worldwide Emerging Markets Fund ..........................................          31           95          161            338
Worldwide Hard Assets Fund................................................          28           86          147            311
Worldwide Real Estate Fund................................................          48          144          241            484

14

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  2000 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

   * Please remember that the examples above should not be considered a representation of past or future expenses. Actual expenses may be greater an or less than those shown. Similarly, the 5% annual rate of return is not estimate or a guarantee of future investment performance.
   * This Contract is designed for retirement planning. Surrenders prior to the Maturity Date are not consistent with the long-term purposes of the Contract and the applicable tax laws.
   * The above table reflects estimates of expenses of the Variable Account and the Funds. The table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under such a Contract.
   * Annual maintenance charges have been approximated as a .16% annual asset charge.

   THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN THE APPENDIX A.

CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS

     CONSECO VARIABLE Conseco Variable Insurance Company ("Conseco Variable" or the "Company") was originally organized in 1937. Prior to October 7, 1998, the Company was known as Great American Reserve Insurance Company. In certain states, we may continue to use the name Great American Reserve Insurance Company until our name change is approved in that state. The Company is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. Through its subsidiaries, Conseco, Inc. is one of the nation's leading providers of supplemental health insurance, retirement annuities and universal life insurance.

CONTRACT OWNER INQUIRIES
     You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" on page 1 of this Prospectus.

FINANCIAL STATEMENTS
   The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco group of companies other than Conseco Variable support these obligations.

THE VARIABLE ACCOUNT
   Conseco Variable has established Conseco Variable Annuity Account E (the Variable Account) to hold the assets that underlie the Contracts. Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Conseco Variable adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.
   The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts, are not available to be used to pay liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Conseco Variable may issue.

   The Variable Account is divided into sub-accounts. Each sub-account invests in shares of one of the Funds. We reserve the right to add other sub- accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account established by us or by one of our affiliates. If the shares of any Fund should become unavailable for investment by the Variable Account or if in our judgment further investment in a portfolio should become inappropriate in view of the purpose of the Contract, we may add or substitute shares of another Fund. We will not eliminate any existing sub-accounts or combine sub-accounts or substitute Funds without any required prior approval of the SEC.


INVESTMENT OPTIONS

     The Contract offers 47 Variable Account Investment Options which invest in the Funds listed below. Currently, you can allocate Premium Payments to up to 15 Variable Account Investment Options at any one time. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.


     YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL BE SENT TO YOU WITH YOUR CONTRACT. IF YOU WOULD LIKE A COPY OF THE FUND PROSPECTUSES, CALL CONSECO VARIABLE AT: (800) 557-7043. SEE APPENDIX B WHICH CONTAINS A SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH PORTFOLIO. CERTAIN PORTFOLIOS CONTAINED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT.

     The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment advisers.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


CONSECO SERIES TRUST
   Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc., an affiliate
of Conseco Variable.   The following portfolios are available under the
Contract:
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Balanced Portfolio
   High Yield Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio


THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the Contract:
   Alger American Growth Portfolio
   Alger American Leveraged AllCap Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.
   American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the Contract:
   VP Income & Growth
   VP International
   VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC (formerly, Berger Associates, Inc.) is the investment adviser to all portfolios except the Berger/BIAM IPT International Fund.
BBOI Worldwide LLC, a joint venture between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited (BIAM), is the adviser to the Berger/BIAM IPT International Fund. BBOI Worldwide LLC has delegated daily management of the Fund to BIAM. Berger LLC and BIAM have entered into an agreement to dissolve BBOI Worldwide LLC. The dissolution of BBOI Worldwide LLC will have no effect on the investment advisory services provided to the Fund. Contingent upon shareholder approval, when BBOI Worldwide LLC is dissolved, Berger LLC will become the Fund's advisor and BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-advisor. If approved by shareholders, these advisory changes are expected to take place in the first half of this year. The following portfolios are available under the Contract:
   Berger IPT Growth Fund (formerly, Berger IPT-100 Fund)
   Berger IPT Growth and Income Fund
   Berger IPT Small Company Growth Fund
   Berger IPT New Generation Fund
   Berger/BIAM IPT International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and to provide day-to-day management of the Fund's investments.

DREYFUS STOCK INDEX FUND
   The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and to provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND
   The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the Contract:
   Dreyfus VIF Disciplined Stock Portfolio
   Dreyfus VIF International Value Portfolio

FEDERATED INSURANCE SERIES
   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser of the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser of the Federated International Equity Fund II. The following portfolios are available under the
Contract:
   Federated High Income Bond Fund II
   Federated International Equity Fund II
   Federated Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (not available for new sales as of May 1, 2000)
   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the Contract:
   INVESCO VIF - High Yield Fund
   INVESCO VIF - Equity Income Fund

JANUS ASPEN SERIES
   The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the Contract:
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, is the investment manager for each portfolio. The following portfolios are available under the Contract:
   Lazard Retirement Equity Portfolio
   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios managed by Lord, Abbett & Co. The following portfolio is available under the
Contract:
   Growth & Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. provides advisory and administrative services to the Fund. The following portfolio is available under the Contract:
  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. is the investment adviser. The following portfolios are available under the Contract:
   Limited Maturity Bond Portfolio
   Partners Portfolio

RYDEX VARIABLE TRUST
   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by PADCO Advisors II, Inc. The following portfolios are available under the contract:
   OTC Fund
   Nova Fund

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the Contract:

   Seligman Communications and Information Portfolio
   Seligman Global Technology Portfolio

STRONG OPPORTUNITY FUND II, INC.
   Strong Opportunity Fund II is a mutual fund and Strong Capital Management, Inc. serves as the investment advisor. The following portfolio is available under the Contract:
   Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment advisor. The following series is available under the Contract:

   Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the Contract:
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   Shares of the Funds are also offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

   Conseco Variable may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.

VOTING RIGHTS
   Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares as we choose without obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.

FIXED ACCOUNT
   The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:

   1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any 30-day period;
   2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any six-month period subject to a limit of 20% of the Fixed Account value;
   3. You may not make transfers from the Fixed Account once Annuity Payments begin.

   The Administrative Charge and the Mortality and Expense Risk Charge do not apply to values allocated to the Fixed Account.

   If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACTS
   The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the annuity phase. When you are making Purchase Payments to the Contract, it is called the accumulation phase. During the accumulation phase, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. On the Maturity Date, you will begin receiving Annuity Payments from your Contract. When you are receiving Annuity Payments from the Contract, it is called the annuity phase.

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

   You can make Purchase Payments to Conseco Variable at its Administrative Office. You can make Purchase Payments at any time before the Maturity Date. Conseco Variable reserves the right to refuse any Purchase Payment. The Purchase Payment requirements are as follows:
   * For TSAs, the minimum initial and subsequent Purchase Payment is $50 per month.
   * For IRAs the minimum initial investment is $2,000 and the minimum amount of each additional payment is $50. For non-qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum payment is $2,000 (or $200 per month).
   * If your Purchase Payment would exceed $500,000, the Purchase Payment will only be accepted with our prior approval.
   Conseco Variable must approve each application. When Conseco Variable accepts your application, it will issue you a contract and allocate your purchase payment as described below.
   We may, at our option and with prior notice, cancel certain Contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. When the Contract is canceled, we will pay you the Contract Value determined as of the Valuation Period during which the Contract was canceled, less any outstanding loans, any Withdrawal Charge, and the $30 Annual Administrative Fee. If your Contract is canceled, there may be adverse tax consequences (see "Federal Tax Status").
ALLOCATION OF PURCHASE PAYMENTS
   You may elect to have Purchase Payments accumulate:
   (a) on a fully variable basis, which means they are invested in the sub-accounts of the Variable Account (Variable Account Investment Options);
   (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or
   (c) a combination of both.

   You may request to change your allocation of future Purchase Payments 30 days after either we establish your Individual Account, or 30 days after you have made a prior change in allocation.
   Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION UNITS
   We credit Purchase Payments that you allocate to the sub-accounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each sub-account separately.

   ACCUMULATION UNIT VALUES
   Every day we determine the value of an Accumulation Unit for each of the sub-accounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:
   1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and
   2. subtracting the daily amount of the Mortality and Expense Risk Charge and Administrative Charges.
   The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. THERE IS NO GUARANTEE THAT THE VALUE OF YOUR INDIVIDUAL ACCOUNT WILL EQUAL OR EXCEED THE PURCHASE PAYMENTS YOU HAVE MADE.
   We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Account, the current Accumulation Unit values and the value of your Individual Account.

TRANSFERS
   Before the Maturity Date, you may make transfers from one sub-account to another sub-account and/or to the Fixed Account. The Contract allows Conseco Variable to limit the number of transfers that can be made in a specified time period. You should be aware that transfer limitations may prevent you from making a transfer on the date you desire, with the result that your future Contract Value may be lower than it would have been had the transfer been made on the desired date.
   Conseco Variable's interest in applying these limitations is to protect the interests of both Contract Owners who are not engaging in significant transfer activity and Contract Owners who are engaging in such activity. Conseco Variable has determined that the actions of Contract Owners engaging in significant transfer activity among sub-accounts may cause an adverse effect on the performance of the underlying Fund for the sub-account involved. The movement of sub-account values from one sub-account to another may prevent an underlying Fund from taking advantage of investment opportunities because it must maintain a liquid position in order to handle withdrawals. Such movement may also cause a substantial increase in Fund transaction costs which must be indirectly borne by Contract Owners.
   HOW YOU CAN MAKE TRANSFERS

   Conseco Variable is not charging a transfer fee. However, we limit transfers to one every 30 days and to a maximum of 20% of the Fixed Account value per any six-month period from the Fixed Account. All transfers requested for a Contract on the same day will be treated as a single transfer in that period.

     You can make transfers by written authorization. Written transfer requests may be made by a person acting for or on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. By authorizing Conseco Variable to accept telephone and/or internet transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Personalized data will also be required for internet transfers. Additionally, as with other transactions, you will receive a written confirmation of your transfer. Transfers over the internet may not be available (check with your registered representative). If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc. will be liable for following instructions which it reasonably believes to be genuine.

     Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

DOLLAR COST AVERAGING
   Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market sub-account to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continues investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING
   Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers prior to the Maturity Date among the sub-accounts pursuant to your written instructions or over the internet (if available). The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the sub-accounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You must have at least $5,000 to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of sub-accounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time. The transfers under this program do not count toward the number of transfers you can make in a year.

ASSET ALLOCATION PROGRAM

Conseco Variable understands the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract before the Maturity Date.

Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

SWEEPS
   Sweeps is a program which provides for the automatic transfer of the earnings from the Fixed Account into the sub-accounts on a periodic and systematic basis. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

WITHDRAWALS
   Prior to the earlier of the Maturity Date or the death of the Annuitant, you may withdraw all or a portion of the Contract Value upon written request. You must complete all the necessary information and send it to Conseco Variable's Administrative Office. For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

TOTAL WITHDRAWALS
   If you make a total withdrawal, we will pay the Contract Value as of the date we receive your request at our Administrative Office, less:
   *  the $30 Annual Administrative Fee,
   *  any outstanding loans (plus the pro rata interest accrued), and
   *  any applicable Withdrawal Charge.
   If you make a total withdrawal, we will cancel the Contract.

PARTIAL WITHDRAWALS

   If you make a partial withdrawal, we will pay the amount requested and cancel that number of Accumulation Units credited to each Investment Option of the Individual Account necessary to equal the amount you withdraw from each Investment Option plus any applicable Withdrawal Charge deducted from such Investment Option. You can make certain withdrawals free of Withdrawal Charges, see "Charges and Deductions."

     When you make a partial withdrawal, you must specify the Investment Options from which the withdrawal is to be made. You may not request an amount from an Investment Option that exceeds the value of that Investment Option less any applicable Withdrawal Charge. If you do not specify the Investment Options from which a partial with drawal is to be taken, we will take the partial withdrawal from the Fixed Account until it is exhausted and then from the sub-accounts. If the partial withdrawal is less than the total value in the Variable Account Investment Options, the withdrawal will be taken pro rata from all the Variable Account Investment Options. Any partial withdrawal must be at least $250 or, if less, the entire balance in the Investment Option. If a partial withdrawal plus any applicable Withdrawal Charge would reduce the Contract Value to less than $500, we reserve the right to treat the partial withdrawal as a total withdrawal of the Contract Value.

   WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

SUSPENSION OF PAYMENTS

   We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of receipt of the request. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

   (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   (2) trading on the New York Stock Exchange is restricted;

   (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

   (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

   If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law,
   (2) retirement, or
   (3) death.

   Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(b) PLANS

   If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

   (1) when you reach age 59 1/2;
   (2) when you leave your job;
   (3) when you die;
   (4) if you become disabled (as that term is defined in the Code);
   (5) made in the case of hardship; or
   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results.

   The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   o salary reduction contributions made after December 31, 1988;
   o income attributable to such contributions; and
   o income attributable to amounts held as of December 31, 1988.

   The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

SYSTEMATIC WITHDRAWAL PLAN

   Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount or percentage from specified investment options, largest account balance or on a pro-rata basis. If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis.

   SWP WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

LOANS

   Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

   The amount of any loan will be deducted from the minimum death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Variable Account Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment performance results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Contract Value will not increase as rapidly as it would have if no loan were outstanding. If the investment performance results are below that rate, the Contract Value will be higher than it would have been if no loan had been outstanding.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE

   Conseco Variable does not make a deduction when you make a Purchase Payment for sales expenses. However, Conseco Variable may assess a Withdrawal Charge against the Purchase Payments when you withdraw them. The amount of the Withdrawal Charge, if applicable, will affect the amount we will pay to you.

   If you make a withdrawal from the Contract before the Maturity Date, a Withdrawal Charge (a deferred sales charge) may be assessed against Purchase Payments that have been in the Contract less than six complete Contract Years. We never assess a charge for Purchase Payments that have been in the Contract for more than six complete Contract Years. The length of time from when we receive your Purchase Payment to the time you make a withdrawal will determine the Withdrawal Charge. Certain other withdrawals described below under "Free Withdrawal Amount" are not subject to a withdrawal charge.

   The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

YEARS SINCE PAYMENT                 CHARGE PERCENTAGE
- -----------------------------------------------------
   1 ........................................9%
   2 ........................................9%
   3 ........................................8%
   4 ........................................7%
   5 ........................................5%
   6 ........................................3%
   7 and thereafter..........................0%

   In addition, the following circumstances further limit or reduce Withdrawal Charges in some states:

   o if you are age 52 or younger when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after the 15th Contract Year and later;
   o if you are 53 to 56 when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after you reach age 67 and later;
   o if you are age 57 or older when we issue your Contract, the Withdrawal Charge we assess for withdrawals you make will be multiplied by a factor ranging from .9 to 0 for Contract Years 1-10 and later, respectively.

   FREE WITHDRAWAL AMOUNT: You may make a withdrawal without the Withdrawal Charge described above (a "free withdrawal") in an amount up to the greater of:

   (i) 10% of the Contract Value (as determined on the date we receive your request to make a withdrawal), or
   (ii) the Contract Value divided by the Annuitant's life expectancy based on the Code, or
   (iii) the amount of any Purchase Payments that have been in the Contract more than six complete Contract Years.

   If you make additional withdrawals in excess of the free withdrawal amount in any Contract Year during the period when the Withdrawal Charge applies, the withdrawals will be subject to the appropriate charge as set forth above. From time to time, we may permit you to pre-authorize partial withdrawals subject to certain limitations then in effect.

   On or after the Maturity Date, we may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

   (i)  if the Annuitant dies,
   (ii) if you die, or
   (iii)if we make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years.

   If you make a complete withdrawal of the entire amount in your Individual Account with a certain dollar amount, we will deduct the Withdrawal Charge from the portion of your Individual Account you withdraw and pay the balance to you.

     EXAMPLE: You request a total withdrawal of $2,000 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $2,000 and you will receive $1,880 (i.e., the $2,000 total withdrawal reduced by the 10% free withdrawal less the 5% Withdrawal Charge and $30 Annual Administrative
Fee).

   If you make a partial withdrawal in which you request to receive a specified amount, the Withdrawal Charge will be calculated on the total amount that must be withdrawn from your Individual Account in order to provide you with the amount you requested.

   EXAMPLE: You request to receive $1,000 with a free withdrawal amount of $200 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $1,042.11. In order to make a withdrawal of $1,000, the amount you withdraw must be greater than the amount you request by the amount of the Withdrawal Charge. The amount you withdraw is calculated by dividing (a) the amount you requested ($1,000 less the free withdrawal amount of $200) by (b) 1.00, minus the applicable deduction rate of 5% (or .95), which produces $1,042.11 ($842.11 plus the $200 free withdrawal amount). The value of the Individual Account will be reduced by this amount.

ADMINISTRATIVE CHARGES

   Prior to the Maturity Date, we deduct an Annual Administrative Fee of $30 on each Contract anniversary from the Individual Account value. We will waive the Annual Administrative Fee if your Individual Account value is $25,000 or greater. If you make a complete withdrawal of your Individual Account value prior to the Maturity Date, Conseco Variable will deduct the Annual Administrative Fee from the proceeds it pays.

   We deduct the Annual Administrative Fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the sub-accounts of the Variable Account.

   We make a deduction for a daily charge in an amount equal to 0.15%, on an annual basis, of the value of each sub-account of the Variable Account. This charge reimburses Conseco Variable for administrative expenses. We will not deduct this charge from any amount you have allocated to the Fixed Account. The charge will be deducted pro rata from Contract Value of each sub-account of the Variable Account.
   Conseco Variable has set this administrative fee at a level that will recover no more than the actual costs it incurs which are associated with administering the Contracts. Conseco Variable does not expect to recover any amount in excess of its accumulated administrative expenses from such fees. Even though administrative expenses may increase, Conseco Variable will not increase the amount of the administrative fees.


MORTALITY AND EXPENSE RISK CHARGE

   Conseco Variable assumes two risks under the Contract: the mortality risk and the expense risk. Conseco Variable makes daily deductions from the sub-accounts of the Variable Account equal, on an annual basis, to 1.25% of the value of your assets of the Variable Account for the mortality and expense risks it assumes.

   The mortality risk is Conseco Variable's promise to continue making annuity payments, determined in accordance with the annuity tables and other provisions contained in the Contract, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This promise assures that neither the longevity of an Annuitant nor an improvement in life expectancy generally will have any adverse effect on the monthly Annuity Payments, and that Annuitants will not outlive the amounts accumulated to provide such payment.

   Conseco Variable also assumes the risk that the Withdrawal Charges and the administrative fees may be insufficient to cover actual sales and administrative expenses. If so, the shortfall will be made up from Conseco Variable's general assets, which may include profits from other sub-account deductions. Conversely, if the sales deductions and administrative fees exceed the actual sales and administrative expenses, Conseco Variable may realize a gain. We do not assess the Mortality and Expense Risk Charge against the Fixed Account.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

   In some cases, Conseco Variable may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average Purchase Payment and the use of group enrollment procedures. Then, Conseco Variable may be able to reduce or eliminate the Contract charges for administrative charges and Withdrawal Charges.

PREMIUM TAXES

   We may make a deduction for any premium taxes due from Purchase Payments, other values on the Maturity Date, or at such other time as we determine. The current range of premium taxes in jurisdictions where we make the Contracts available is 0%-3.5%.

FUND EXPENSES

   There are deductions from and expenses paid out of the assets of the Funds, which are described in the Fund prospectuses.

OTHER CHARGES

   Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each sub-account of the Variable Account for its portion of any income tax charged to the sub-account or its assets. Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its sub-accounts could have an adverse effect on the investment performance of the sub-accounts.

DEATH BENEFIT BEFORE MATURITY DATE

   If a Contract Owner, Co-Owner or the Annuitant dies prior to the Maturity Date, Conseco Variable will pay the minimum death benefit to the beneficiary. Conseco Variable will pay the minimum death benefit either as a lump sum or under an annuity option as explained below.

   Generally, the distribution of the minimum death benefit must be made within five years after the Contract Owner's or Co-Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules which apply when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies.

     In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply and if the Contract is owned by a non-individual the death of the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to qualified Contracts.

     The minimum death benefit during the first seven Contract Years will be equal to the greater of:

(a) the Contract Value on the date Conseco Variable receives at its Administrative Office due proof of death, or

(b)  the sum of all Purchase Payments made, less any partial withdrawals.

     During any subsequent seven-Contract-Year period, the minimum death benefit will be the greater of:

(a) the Contract Value on the date Conseco Variable receives due proof of death at its Administrative Office; or
(b) the Contract Value on the last day of the previous seven-Contract-Year period plus any Purchase Payments made and less any subsequent partial withdrawals; or
(c) the sum of all Purchase Payments paid, less any partial withdrawals. If the Annuitant or Contract Owner dies after reaching the age of 75, the death benefit will be the Contract Value on the date Conseco Variable receives due proof of death at its Administrative Office. The minimum death benefit will be reduced by any outstanding loans.

     Death benefits generally will be paid within seven days of the date Conseco Variable receives due proof of death at its Administrative Office, subject to postponement under the same circumstances that payment or withdrawals may be postponed (see "Withdrawals").

OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN
THE PLAN (FOR GROUP CONTRACTS ONLY)

     If you terminate your participation in a Plan before the Maturity Date, you will have the following options:

(a) leave the Individual Account in force under the Contract, and the sub-account will continue to participate in the investment results of the Investment Option(s) you select. On the Maturity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the options described below. This option will automatically apply, unless you file a written election of another option.
(b) apply the Individual Account to provide Annuity Payments which begin immediately.
(c) convert the Individual Account to an individual variable annuity contract of the type we are then offering.
(d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

THE ANNUITY PHASE-SETTLEMENT PROVISIONS

   You select a Maturity Date and an annuity option. You may select the Maturity Date at any time, subject to state requirements.

   The annuity option may be on a fixed basis (which means that payments come from the Fixed Account) or a variable basis (which means that payments come from the sub-accounts of the Variable Account), or a combination of both. If you do not select an Annuity Option, we will make payments under a lifetime annuity with 120 monthly payments guaranteed. Payments will be made based on the allocations to the Fixed Account and Variable Account on the Maturity Date.

   You may elect to change the annuity option or basis of payment (fixed or variable) with written notice to Conseco Variable at least 30 days before the Maturity Date. Once Annuity Payments begin, you may not make any changes (except you may make transfers under certain circumstances).

   You cannot elect an annuity option which would result in the first monthly Annuity Payment of less than $50 if payments are to be on a fully fixed basis or variable basis, or less than $50 on each basis if a combination of fixed and variable Annuity Payments are elected. If, at any time, Annuity Payments are or become less than $50 per month, Conseco Variable reserves the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $50 each (except that we will make payments at least annually).

   Prior to the Maturity Date, you may terminate your Individual Account and receive its value in a lump sum. Once Annuity Payments begin, you and the Annuitant cannot terminate the annuity benefit and receive a lump sum settlement instead.

ANNUITY OPTIONS

   You may select one of the following annuity options:

   FIRST OPTION-LIFE ANNUITY. Under this option, we will make monthly payments during the lifetime of the payee. The payments will cease with the last monthly payment due prior to the death of the payee. Of the first two options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment.

   SECOND OPTION-LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED. Under this option, we will make monthly payments during the lifetime of the payee with the guarantee that if, at the death of the payee, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. If no beneficiary is designated, Conseco Variable will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

   THIRD OPTION-INSTALLMENT REFUND LIFE ANNUITY. Under this option, we will make monthly payments for the installment refund period. This is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.

   FOURTH OPTION-PAYMENTS FOR A FIXED PERIOD. Under this option, we will make monthly payments for the number of years selected. The period may be from 3 through 20. If you elect to receive payments under this option on a variable basis, payments will vary monthly in accordance with the net investment rate of the sub-accounts of the Variable Account. If the payee dies before we have made the specified number of monthly payments, the present value of the remaining payments will be paid to the designated beneficiary in a lump sum payment.

   To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:

   (1)  be paid in one sum, or
   (2) be applied to effect a lifetime annuity under one of the first two options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

   Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Maturity Date. Accordingly, we will continue to make deductions for these risks from the Individual Account values.

   FIFTH OPTION-PAYMENTS OF A FIXED AMOUNT. Under this option, we will make payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the value is exhausted, we will pay the remaining value to the beneficiary in a lump sum payment. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

   If you elect the this Option on a variable basis, at any time during the payment period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Account values.

   PROCEEDS APPLIED TO AN ANNUITY OPTION. You may apply all or part of the Contract Value to an annuity option. The proceeds that will be applied to the annuity option will be as follows:

   (a) the Contract Value less any outstanding loans, if the annuity option elected begins at least four years after the effective date of your Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years, with no rights of early withdrawal; or
   (b) the death benefit if proceeds are payable under death of Annuitant or an Owner (as applicable); or
   (c) the Contract Value less any outstanding loans, Withdrawal Charge and any administrative fee.

   The SAI contains a further discussion of Annuity Provisions including how annuity unit values are calculated.

TRANSFERS AFTER MATURITY DATE

   On or after the Maturity Date, you may not make transfers from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option.

     Conseco Variable reserves the right to modify, terminate or defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH ON OR AFTER MATURITY DATE

   If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant or an Owner dies on or after the Maturity Date, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

OTHER CONTRACT PROVISIONS

   Ten-Day Right To Review. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Conseco Variable representative or to Conseco Variable's Administrative Office within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from its Administrative Office. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments you have made.

   OWNERSHIP. You, as the Contract Owner, are the person entitled to exercise all rights under the Contract. Co-Owners may be named in non-qualified Contracts. Prior to the Maturity Date, the Contract Owner is the person designated in the application or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner and after the death of the Annuitant, the beneficiary is the Contract Owner.

   The Contract is either a group contract or an individual contract, depending on the state where we issued it. The individual contract is issued directly to the Contract Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this Prospectus, the term Contract refers to your certificate.

CHANGE OF OWNERSHIP

NON-QUALIFIED CONTRACTS:

     In the case of non-qualified Contracts, you may change ownership of the Contractor you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable beneficiary. ASSIGNING A CONTRACT, OR CHANGING THE OWNERSHIP OF A CONTRACT MAY BE A TAXABLE EVENT. Any change of ownership or assignment must be made in writing. Conseco Variable must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Conseco Variable assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

QUALIFIED CONTRACTS:

   In the case of qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except by the trustee of an exempt employee's trust which is part of a retirement plan qualified under Section 401 of the Code. Except as noted, if you own a qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

   MODIFICATION. Conseco Variable may modify the Contract with your approval unless provided otherwise by the Contract. After the Contract has been in force, Conseco Variable may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

   A group Contract will be suspended automatically on the effective date of any modification initiated by Conseco Variable if you fail to accept the modification. Effective with suspension, no new participants may enter the plan but further Purchase Payments may be made on your behalf and on the behalf of other participants then covered by the Contract.

   No modification may affect Annuitants in any manner unless deemed necessary to achieve the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

FEDERAL TAX STATUS

   NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. CONSECO VARIABLE HAS INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

   Annuity Contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

   Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract--Qualified or Non-Qualified (see following sections).

   You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

   When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

   If you purchase the Contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a non-qualified Contract.

   If you purchase the Contract under a pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a qualified Contract.

     A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

   If you make a withdrawal from your non-qualified Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your Purchase Payments. Such withdrawn earnings are includible in income.

   The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1)  paid on or after you reach age 59 1/2;
   (2)  paid after you die;
   (3) paid if you become totally disabled (as that term is defined in the Code);
   (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;
   (5)  paid under an immediate annuity; or
   (6)  which are allocable to purchase payments made prior to August 14, 1982.

   The Contract provides that upon the death of the Annuitant prior to the Maturity Date, Conseco Variable will pay the death proceeds to the beneficiary. Such payments made when the Annuitant, who is not the Contract Owner, dies do not qualify for the death of the Contract Owner exception (described in (2) above) and will be subject to the 10% distribution penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

WITHDRAWALS--QUALIFIED CONTRACTS
   If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.
   The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. This penalty will be increased to 25% for withdrawals from simple IRA's within the first two years of your Contract. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1)  paid on or after you reach age 59 1/2;
   (2)  paid after you die;
   (3)  paid if you become totally disabled (as that term is defined in Code);
   (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
   (5)  paid to you after you have attained age 55 and left your employment;
   (6)  paid for certain allowable medical expenses (as defined in the Code);
   (7)  paid pursuant to a qualified domestic relations order;
   (8)  paid on account of an IRS levy upon the qualified contract;
   (9)  paid from an IRA for medical insurance (as defined in the Code);
  (10)  paid from an IRA for qualified higher education expenses; or
  (11) up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).

     The  exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

   We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

   The Code limits the withdrawal of amounts attributable to purchase payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner:

(1) reaches age 59 1/2;
(2) separates from service;
(3) dies;
(4) becomes disabled (within the meaning of Section 72(m)(7) of the Code);
(5) qualifies in case of hardship;
(6) made pursuant to a qualified domestic relations order, if otherwise permitted.

 However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings. You should consult your own tax adviser about your own circumstances.

DIVERSIFICATION
 The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the Funds are being managed so as to comply with the requirements.

INVESTOR CONTROL
   Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the portfolios.
   Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

GENERAL MATTERS

   PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (sub-accounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each sub-account first became available for investment. We may show additional total return quotations that do not reflect a Withdrawal Charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the sub-accounts.


   DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.
   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.
   LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

____________________________________________________________
General Information and History
Independent Accountants
Distribution
Calculation of Yield Quotations
Calculation of Total Return Quotations
Other Performance Data
Federal Tax Status
Annuity Provisions
Financial Statements

- ------------------------------------------------------------------------------
                            (cut along dotted line)

________________________________________________________________________________
   If you would like a free copy of the Statement of Additional Information dated May 1, 2000 for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:
Please send me a free copy of the Statement of Additional Information for Conseco Variable Annuity Account E at the following address:
 Name: _________________________________________________________________________

 Mailing Address: ______________________________________________________________

 -------------------------------------------------------------------------------
                                   Sincerely,

           -----------------------------------------------------------
                                   (Signature)
                       Conseco Variable Insurance Company

________________________________________________________________________________


32
AGE>


APPENDIX A
CONDENSED FINANCIAL INFORMATION
   The table below provides per unit information about the financial history of the sub-accounts for the periods indicated.

                                                               1999        1998        1997       1996          1995        1994
- --------------------------------------------------------------------------------------------------------------------------------

- --------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
- --------------------------------------------------------------------------------------------------------------------------------


EQUITY (A)
Accumulation unit value at beginning of period.............    $2.76 4        $2.424      $2.071      $1.449      $1.078     $1.000
Accumulation unit value at end of period...................    $4.068         $2.764      $2.424      $2.071      $1.449     $1.078
Percentage change in accumulation unit value...............    47.20%         14.01%      17.04%      42.96%      34.42%      7.79%
Number of accumulation units outstanding at end of period.. 10,049,305    11,148,308   7,962,515   3,374,110   1,009,305     41,601

BALANCED (A)
Accumulation unit value at beginning of period.............    $2.148        $1.973      $1.698      $1.342      $1.035     $1.000
Accumulation unit value at end of period...................    $2.772        $2.148      $1.973      $1.698      $1.342     $1.035
Percentage change in accumulation unit value...............    29.04%         8.84%      16.21%      26.50%      29.67%      3.52%
Number of accumulation units outstanding at end of period.. 7,850,427    10,615,723   5,740,115   2,475,992     461,876     21,037
FIXED INCOME (A)
Accumulation unit value at beginning of period ............    $1.369        $1.308      $1.207      $1.166      $1.000     $1.000
Accumulation unit value at end of period...................    $1.345        $1.369      $1.308      $1.207      $1.166     $1.000
Percentage change in accumulation unit value...............    -1.77%         4.70%       8.39%       3.50%      16.61%    (0.03)%
Number of accumulation units outstanding at end of period..  5,323,180    4,326,193   4,066,812   1,540,494     350,623     12,553
GOVERNMENT SECURITIES (A)
Accumulation unit value at beginning of period.............    $1.318        $1.248      $1.169      $1.154      $0.997     $1.000
Accumulation unit value at end of period...................    $1.268        $1.318      $1.248      $1.169      $1.154     $0.997
Percentage change in accumulation unit value...............    -3.82%         5.58%       6.76%       1.31%      15.72%    (0.26)%
Number of accumulation units outstanding at end of period..  3,757,732    1,543,011     354,897     135,680      30,614          0
MONEY MARKET (A)
Accumulation unit value at beginning of period.............    $1.179        $1.136      $1.095      $1.056      $1.014     $1.000
Accumulation unit value at end of period...................    $1.219        $1.179      $1.136      $1.095      $1.056     $1.014
Percentage change in accumulation unit value...............     3.43%         3.76%       3.80%       3.67%      $4.14%      1.38%
Number of accumulation units outstanding at end of period.. 12,049,203    5,969,565   3,116,005   1,144,951     641,747          0
- --------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
- --------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH (C)
Accumulation unit value at beginning of period.............    $1.889        $1.294      $1.044      $1.000         N/A        N/A
Accumulation unit value at end of period...................    $2.492        $1.889      $1.294      $1.044         N/A        N/A
Percentage change in accumulation unit value...............    31.89%        46.02%      24.00%       4.35%         N/A        N/A
Number of accumulation units outstanding at end of period..  5,480,301    2,650,328     742,233      73,227         N/A        N/A
ALGER AMERICAN LEVERAGED ALLCAP (B)
Accumulation unit value at beginning of period............     $2.857        $1.836      $1.555      $1.408      $1.000        N/A
Accumulation unit value at end of period..................     $5.016        $2.857      $1.836      $1.555      $1.408        N/A
Percentage change in accumulation unit value..............     75.59%        55.64%      18.02%      10.47%      40.79%        N/A
Number of accumulation units outstanding at end of period..  3,739,665    1,757,689   1,279,296     832,794     207,147        N/A
ALGER AMERICAN MIDCAP GROWTH (C)
Accumulation unit value at beginning of period.............    $1.438        $1.119      $0.987      $1.000         N/A        N/A
Accumulation unit value at end of period...................    $1.869        $1.438      $1.119      $0.987         N/A        N/A
Percentage change in accumulation unit value...............    30.02%        28.49%      13.41%     (1.33)%         N/A        N/A
Number of accumulation units outstanding at end of period..  1,789,442    1,718,378     679,330      42,736         N/A        N/A
ALGER AMERICAN SMALL CAPITALIZATION (B)
Accumulation unit value at beginning of period.............    $1.567        $1.375      $1.252      $1.219      $1.000        N/A
Accumulation unit value at end of period...................    $2.216        $1.567      $1.375      $1.252      $1.219        N/A
Percentage change in accumulation unit value...............    41.43%        13.92%       9.84%       2.72%      21.89%        N/A
Number of accumulation units outstanding at end of period..  5,276,834    3,775,577   3,988,448   1,946,993     517,903        N/A
- --------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST
- --------------------------------------------------------------------------------------------------------------------------------
BERGER IPT - Growth (C)
Accumulation unit value at beginning of period.............    $1.324       $1.155      $1.029      $1.000         N/A        N/A
Accumulation unit value at end of period...................    $1.947       $1.324      $1.155      $1.029         N/A        N/A
Percentage change in accumulation unit value...............    47.06%       14.68%      12.18%       2.93%         N/A        N/A
Number of accumulation units outstanding at end of period..  1,462,281   1,458,645     627,056      69,521         N/A        N/A
BERGER IPT - GROWTH AND INCOME (C)
Accumulation unit value at beginning of period.............    $1.677       $1.360      $1.104      $1.000         N/A        N/A
Accumulation unit value at end of period...................    $2.630       $1.677      $1.360      $1.104         N/A        N/A
Percentage change in accumulation unit value...............    56.84%       23.29%      23.26%      10.36%         N/A        N/A
Number of accumulation units outstanding at end of period..  2,890,715   3,900,875     802,420      59,956         N/A        N/A




================================================================================

CONDENSED FINANCIAL INFORMATION (CONTINUED)
                                                               1999        1998        1997       1996          1995        1994
- --------------------------------------------------------------------------------------------------------------------------------
BERGER IPT - SMALL COMPANY GROWTH (C)
Accumulation unit value at beginning of period.............    $1.183       $1.178      $0.985      $1.000         N/A        N/A
Accumulation unit value at end of period...................    $2.234       $1.183      $1.178      $0.985         N/A        N/A
Percentage change in accumulation unit value...............    88.79%        0.45%      19.64%     (1.53)%         N/A        N/A
Number of accumulation units outstanding at end of period..  1,102,900     892,905     187,471      42,982         N/A        N/A
BERGER/BIAM IPT - INTERNATIONAL (C)
Accumulation unit value at beginning of period.............    $1.111       $0.970      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...................    $1.439       $1.111      $0.970         N/A         N/A        N/A
Percentage change in accumulation unit value...............    29.58%       14.52%      -3.01%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..  2,081,811   2,075,531   2,029,230         N/A         N/A        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (B)
- ---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period.............    $2.268       $1.778      $1.404      $1.175      $1.000        N/A
Accumulation unit value at end of period...................    $2.910       $2.268      $1.778      $1.404      $1.175        N/A
Percentage change in accumulation unit value...............    28.27%       27.58%      26.60%      19.53%      17.49%        N/A
Number of accumulation units outstanding at end of period..  3,333,181   2,868,834   1,195,614     221,018      21,878        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (B)
- ---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period.............    $2.318       $1.834      $1.393      $1.158      $1.000        N/A
Accumulation unit value at end of period...................    $2.757       $2.318      $1.834      $1.393      $1.158        N/A
Percentage change in accumulation unit value...............    18.93%       26.43%      31.67%      20.31%      15.76%        N/A
Number of accumulation units outstanding at end of period.. 17,965,037  13,802,783   8,884,649   1,862,980      91,752        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
- ---------------------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND II (B)
Accumulation unit value at beginning of period.............     $1.367      $1.349      $1.202      $1.067      $1.000        N/A
Accumulation unit value at end of period...................     $1.379      $1.367      $1.349      $1.202      $1.067        N/A
Percentage change in accumulation unit value...............      0.88%       1.27%      12.25%      12.71%       6.66%        N/A
Number of accumulation units outstanding at end of period..  3,165,626   4,956,911   2,184,739     508,205      26,380        N/A
FEDERATED INTERNATIONAL EQUITY II (B)
Accumulation unit value at beginning of period.............    $1.472       $1.188      $1.095      $1.025      $1.000        N/A
Accumulation unit value at end of period...................    $2.683       $1.472      $1.888      $1.095      $1.025        N/A
Percentage change in accumulation unit value...............    82.32%       23.83%       8.55%       6.80%       2.51%        N/A
Number of accumulation units outstanding at end of period..   645,821    1,216,876     329,971      93,215      36,798        N/A
FEDERATED UTILITY II (B)
Accumulation unit value at beginning of period.............    $1.732       $1.541      $1.234      $1.122      $1.000        N/A
Accumulation unit value at end of period...................    $1.737       $1.732      $1.541      $1.234      $1.122        N/A
Percentage change in accumulation unit value...............     0.28%       12.37%      24.88%      10.00%      12.21%        N/A
Number of accumulation units outstanding at end of period..  1,632,264   1,955,544     675,836     294,882      11,711        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
- ---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH (B)
Accumulation unit value at beginning of period............     $1.983       $1.498      $1.348      $1.266      $1.000        N/A
Accumulation unit value at end of period..................     $4.407       $1.983      $1.498      $1.348      $1.266        N/A
Percentage change in accumulation unit value..............    122.28%       32.39%      11.10%       6.44%      26.64%        N/A
Number of accumulation units outstanding at end of period..  3,617,753   2,503,351   1,867,131   1,041,050     122,278        N/A
GROWTH (B)
Accumulation unit value at beginning of period.............    $2.208       $1.650      $1.364      $1.167      $1.000        N/A
Accumulation unit value at end of period...................    $3.135       $2.208      $1.650      $1.364      $1.167        N/A
Percentage change in accumulation unit value...............    41.98%       33.77%      21.00%      16.79%      16.75%        N/A
Number of accumulation units outstanding at end of period.. 10,090,318   5,285,448   5,160,718   1,466,042     138,532        N/A
WORLDWIDE GROWTH (B)
Accumulation unit value at beginning of period.............    $2.360       $1.856      $1.541      $1.211      $1.000        N/A
Accumulation unit value at end of period...................    $3.827       $2.360      $1.856      $1.541      $1.211        N/A
Percentage change in accumulation unit value...............    62.17%       27.13%      20.46%      27.23%      21.12%        N/A
Number of accumulation units outstanding at end of period.. 12,380,622  11,703,338   8,234,605   2,173,781     155,653        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST
- ---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE BOND (B)
Accumulation unit value at beginning of period.............    $1.155       $1.039      $1.029      $1.018      $1.000        N/A
Accumulation unit value at end of period...................    $1.050       $1.155      $1.039      $1.029      $1.018        N/A
Percentage change in accumulation unit value...............    -9.10%       11.19%       0.96%       1.09%       1.82%        N/A
Number of accumulation units outstanding at end of period..  2,183,729   2,826,107   3,332,067   1,790,259     130,071        N/A



CONDENSED FINANCIAL INFORMATION (CONTINUED)
                                                                1999        1998        1997       1996          1995        1994
- ---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS (C)
Accumulation unit value at beginning of period.............    $0.643       $0.990      $1.136      $1.000         N/A        N/A
Accumulation unit value at end of period...................    $1.270       $0.643      $0.990      $1.136         N/A        N/A
Percentage change in accumulation unit value...............    97.51%      -35.06%     -12.83%      13.59%         N/A        N/A
Number of accumulation units outstanding at end of period..  1,845,367   1,728,988   1,935,325     132,953         N/A        N/A
WORLDWIDE HARD ASSETS (B)
Accumulation unit value at beginning of period.............    $0.828       $1.216      $1.254      $1.077      $1.000        N/A
Accumulation unit value at end of period...................    $0.988       $0.828      $1.216      $1.254      $1.077        N/A
Percentage change in accumulation unit value...............    19.32%      -31.89%      -3.05%      16.41%       7.72%        N/A
Number of accumulation units outstanding at end of period..  1,426,278   1,485,880   3,728,758     651,603      68,730        N/A
WORLDWIDE REAL ESTATE (E)
Accumulation unit value at beginning of period.............    $0.851       $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...................    $0.823       $0.851         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...............    -3.38%      -14.90%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..    80,035       41,417         N/A         N/A         N/A        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
- ---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL (D)
Accumulation unit value at beginning of period.............    $1.280       $1.093      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...................    $2.071       $1.280      $1.093         N/A         N/A        N/A
Percentage change in accumulation unit value...............    61.77%       17.11%       9.30%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..  1,258,066   1,104,956     163,370         N/A         N/A        N/A
VALUE (D)
Accumulation unit value at beginning of period.............    $1.267       $1.226      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...................    $1.239       $1.267      $1.226         N/A         N/A        N/A
Percentage change in accumulation unit value...............    -2.23%        3.35%      22.60%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..  3,004,509   2,689,736     415,891         N/A         N/A        N/A
INCOME & GROWTH (E)
Accumulation unit value at beginning of period.............    $1.082       $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...................    $1.259       $1.082         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...............    16.38%        8.20%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..   746,541      214,243         N/A         N/A         N/A        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
- ---------------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND (D)
Accumulation unit value at beginning of period.............    $1.074       $1.043      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...................    $1.075       $1.074      $1.043         N/A         N/A        N/A
Percentage change in accumulation unit value...............     0.07%        2.94%       4.31%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..  1,194,491   1,076,377      25,089         N/A         N/A        N/A
PARTNERS (D)
Accumulation unit value at beginning of period.............    $1.274       $1.240      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...................    $1.349       $1.274      $1.240         N/A         N/A        N/A
Percentage change in accumulation unit value...............     5.88%        2.76%      23.99%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..  3,981,862   6,369,007   1,000,600         N/A         N/A        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
- ---------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND II (D)
Accumulation unit value at beginning of period.............    $1.377       $1.230      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...................    $1.832       $1.377      $1.230         N/A         N/A        N/A
Percentage change in accumulation unit value...............    33.03%       11.96%      22.99%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..   984,899    1,264,364     248,615         N/A         N/A        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.
- ---------------------------------------------------------------------------------------------------------------------------------
STRONG MID CAP GROWTH II (D)
Accumulation unit value at beginning of period ............    $1.612       $1.270      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...................    $3.018       $1.612      $1.270         N/A         N/A        N/A
Percentage change in accumulation unit value...............    87.24%       26.89%      27.01%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period.. 1,457,235      559,106      79,815         N/A         N/A        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
- ---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VIF DISCIPLINED STOCK (E)
Accumulation unit value at beginning of period.............    $1.072       $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...................    $1.252       $1.072         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...............    16.80%        7.19%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..   332,231      273,971         N/A         N/A         N/A        N/A




================================================================================
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               1999        1998        1997       1996          1995        1994
- ---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VIF INTERNATIONAL VALUE (E)
Accumulation unit value at beginning of period.............    $0.942       $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...................    $1.187       $0.942         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...............    26.04%       -5.83%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..    85,252       47,625         N/A         N/A         N/A        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
- ---------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-HIGH YIELD (E)
Accumulation unit value at beginning of period.............    $0.951       $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...................    $1.024       $0.951         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...............     7.68%       -4.94%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..  4,745,256     149,344         N/A         N/A         N/A        N/A
INVESCO VIF-EQUITY INCOME (E)
Accumulation unit value at beginning of period.............    $1.029       $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...................    $1.166       $1.029         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...............    13.25%        2.93%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..   492,760      141,540         N/A         N/A         N/A        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
- ---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY (E)
Accumulation unit value at beginning of period.............    $1.055       $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...................    $1.126       $1.055         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...............     6.66%        5.53%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..   899,537    1,126,898         N/A         N/A         N/A        N/A
LAZARD RETIREMENT SMALL CAP (E)
Accumulation unit value at beginning of period............     $0.855       $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period..................     $0.887       $0.855         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...............     3.67%      -14.46%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..   215,218      174,151         N/A         N/A         N/A        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
- ---------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME (E)
Accumulation unit value at beginning of period............     $1.005       $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period..................     $1.156       $1.005         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value..............     15.12%        0.46%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..   793,511      312,997         N/A         N/A         N/A        N/A
- ---------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
- ---------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME (E)
Accumulation unit value at beginning of period.............    $0.990       $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...................    $1.077       $0.990         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...............     8.80%       -1.02%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..    71,829      197,925         N/A         N/A         N/A        N/A
- ---------------------------------------------------------------------------------------------------------------------------------

- ----------
(A) Inception date was July 25, 1994.
(B) Inception date was June 1, 1995.
(C) Inception date was May 1, 1996.
(D) Inception date was May 1, 1997.
(E) Inception date was May 1, 1998.


There are no accumulation unit values shown for the following sub-accounts because they were not available under your Contract until the date of this prospectus: Conseco 20 Focus; Conseco High Yield; Berger IPT-New Generation;
Rydex OTC; Rydex Nova; Seligman Communications and Information; and Seligman
Global Technology.




                           APPENDIX B

                 MORE INFORMATION ABOUT THE FUNDS


Below are the investment objectives and strategies of each portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contracts:

Conseco 20 Focus Portfolio

The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20 - 30 common stocks.

Equity Portfolio

The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

Balanced Portfolio

The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

High Yield Portfolio

The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities
(those rated BB+/Ba1 or lower by independent rating agencies).

Fixed Income Portfolio

The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

Government Securities Portfolio

The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

Money Market Portfolio

The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities, and municipal obligations.

THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contracts:

Alger American Growth Portfolio

The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

Alger American Leveraged AllCap Portfolio

The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

Alger American MidCap Growth Portfolio

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Alger American Small Capitalization Portfolio

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the
Contracts:

VP Income & Growth Fund

The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP International Fund

The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP Value Fund

The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC (formerly, Berger Associates, Inc.) is the investment advisor for the Berger IPT-Growth Fund, the Berger IPT-Growth and Income Fund, the Berger IPT-Small Company Growth Fund and the Berger IPT-New Generation Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited (BIAM), is the investment advisor for the Berger/BIAM IPT-International Fund. BBOI Worldwide LLC has delegated daily management of the Fund to BIAM. Berger LLC and BIAM have entered into an agreement to dissolve BBOI Worldwide LLC. The dissolution of BBOI Worldwide LLC will have no effect on the investment advisory services provided to the Fund. Contingent upon shareholder approval, when BBOI Worldwide LLC is dissolved, Berger LLC will become the Fund's advisor and BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-advisor. If approved by shareholders, these advisory changes are expected to take place in the first half of this year. The following portfolios are available under the contract:

Berger IPT-Growth Fund (formerly, Berger IPT -100 Fund)

The Berger IPT-Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong earnings growth.

Berger IPT-Growth and Income Fund

The Berger IPT-Growth and Income Fund aims for capital appreciation and has a secondary goal of investing in securities that produce current income for the portfolio. In pursuing these goals, the fund primarily invests in the securities of well-established, growing companies.

Berger IPT-Small Company Growth Fund

The Berger IPT-Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid earnings growth.

Berger IPT - New Generation Fund

The Berger IPT - New Generation Fund seeks capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of companies believed to have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.


Berger/BIAM IPT-International Fund

The Berger/BIAM IPT-International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND

The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND

The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the Contracts:

Dreyfus VIF Disciplined Stock Portfolio

The Dreyfus VIF Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

Dreyfus VIF International Value Portfolio

The Dreyfus VIF International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following portfolios are available under the Contracts:

Federated High Income Bond Fund II

The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

Federated Utility Fund II

The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

Federated International Equity Fund II

The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

INVESCO VARIABLE INVESTMENT FUNDS, INC. (not available for new sales as of May 1, 2000)

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the Contracts:

INVESCO VIF - Equity Income Fund

The INVESCO VIF - Equity Income Fund's primary goal is high current income, with growth of capital as a secondary objective. The fund normally invests at least 65% of its assets in dividend-paying common and preferred stocks, although in recent years that percentage has been somewhat higher.

INVESCO VIF - High Yield Fund

The INVESCO VIF - High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests substantially all of its assets in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

JANUS ASPEN SERIES

Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your Contracts:

Aggressive Growth Portfolio

The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

Growth Portfolio

The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Worldwide Growth Portfolio

The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the Contracts:

Lazard Retirement Equity Portfolio

The Lazard Retirement Equity Portfolio seeks long-term capital appreciation. The portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies (those whose total market value is more than $1 billion) that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

Lazard Retirement Small Cap Portfolio

The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation. The portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios.
The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the Contracts:

Growth & Income Portfolio

The Growth & Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

MITCHELL HUTCHINS SERIES TRUST

Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. is the investment adviser of the fund. The following portfolio is available under the Contracts:

Growth and Income Portfolio

The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying stocks of companies that its investment adviser believes have potential for rapid earnings growth.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. is the investment adviser. The following portfolios are available under the Contracts:

Limited Maturity Bond Portfolio

The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities.

Partners Portfolio

The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

RYDEX VARIABLE TRUST

Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by PADCO Advisors II, Inc. The following portfolios are available under the contract:

OTC Fund

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index . The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

Nova Fund

The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds US government securities to collateralize these futures and options contracts.

SELIGMAN PORTFOLIOS, INC.

Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the Contracts:

Seligman Communications and Information Portfolio

The Seligman Communications and Information Portfolio seeks capital gain.
The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalents, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

Seligman Global Technology Portfolio

The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of US and non-US companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the Contracts:

Opportunity Fund II

The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, inc. is the investment advisor for the fund. The following portfolio is available under the Contracts:

Mid-Cap Growth Fund II

The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contracts:

Worldwide Bond Fund

The Worldwide Bond Fund seeks high total return income plus capital appreciation by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors' Service.

Worldwide Emerging Markets Fund

The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

Worldwide Hard Assets Fund

The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

Worldwide Real Estate Fund

The Worldwide Real Estate Fund seeks a high total return by investing in equity securities of companies that own significant real estate or that principally do business in real estate.

                                      PART B


                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                    issued by

                       CONSECO VARIABLE INSURANCE COMPANY
                                       and
                       CONSECO VARIABLE ANNUITY ACCOUNT E
                   11815 N. PENNSYLVANIA ST., CARMEL, IN 46032
                                 (317) 817-3700

                                   MAY 1, 2000

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2000 FOR CONSECO VARIABLE ANNUITY ACCOUNT E -- INDIVIDUAL AND GROUP VARIABLE DEFERRED ANNUITY CONTRACTS. YOU CAN OBTAIN A COPY OF THE PROSPECTUS BY CONTACTING CONSECO VARIABLE INSURANCE COMPANY AT THE ADDRESS TELEPHONE NUMBER GIVEN ABOVE.



                             TABLE OF CONTENTS
                                                                       PAGE

GENERAL INFORMATION AND HISTORY......................................

INDEPENDENT ACCOUNTANTS..............................................

DISTRIBUTION..........................................................

VOTING RIGHTS........................................................

CALCULATION OF YIELD QUOTATIONS.......................................

CALCULATION OF TOTAL RETURN QUOTATIONS................................

OTHER PERFORMANCE DATA................................................

FEDERAL TAX STATUS ...................................................

ANNUITY PROVISIONS ...................................................

FINANCIAL STATEMENTS..................................................


GENERAL INFORMATION AND HISTORY

Conseco Variable Insurance Company (the "Company") is an indirect wholly owned subsidiary of Conseco, Inc. On or about October 7, 1998, the Company changed its name from Great American Reserve Insurance Company to its present name. In certain states, the Company may continue to use the name Great American Reserve Insurance Company until the name change is approved in that state. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. The Company has its principal offices at 11815 N. Pennsylvania Street, Carmel, Indiana 46032. The Variable Account wasestablished by the Company.

INDEPENDENT ACCOUNTANTS

The financial statements of Conseco Variable Annuity Account E and Conseco Variable Insurance Company included in the Prospectus and the Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

DISTRIBUTION

The Company continuously offers the Contracts through associated persons of the principal underwriter for the Variable Account, Conseco Equity Sales, Inc. ("CES"). CES is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. CES is located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032, and is an affiliate of the Company. In addition, certain Contracts may be sold by life insurance/registered representatives of other registered broker-dealers.

CES performs the sales functions relating to the Contracts and the Company provides all administrative services. To cover the sales expenses and administrative expenses (including such items as salaries, rent, postage, telephone, travel, legal, actuarial, audit, office equipment and printing), the Company makes sales and administrative deductions, varying by type of Contract. See "Charges and Deductions" in the Prospectus.

VOTING RIGHTS

Contract Owners may instruct the Company as to the voting of Fund shares attributable to their respective interests under the Contracts at meetings of shareholders of the Funds. Contract Owners entitled to vote will receive proxy material and a form on which voting instructions may be given. The Company will vote the shares of each sub-account held by the Variable Account attributable to the Contracts in accordance with instructions received from Contract Owners. Shares held in each sub-account for which timely instructions have not been received from Contract Owners will be voted by the Company for or against any proposition or the Company will abstain, in the same proportion as shares in that sub-account for which instructions are received. The Company will vote, or abstain from voting, any shares that are not attributable to Contract Owners in the same proportion as all Contract Owners in the Variable Account vote or abstain. However, if the Company determines that it is permitted to vote such shares of the Funds in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

Under certain Contracts, not including contracts issued in connection with governmental employers' deferred compensation plans described in the Prospectus, participants and annuitants have the right to instruct the Contract Owner with respect to the number of votes attributable to their Individual Accounts. Votes attributable to participants and annuitants who do not instruct the Contract Owner will be cast by the Contract Owner for or against each proposal to be voted upon, in the same proportion as votes for which instructions have been received. Participants and annuitants entitled to instruct the casting of votes will receive a notice of each meeting of Contract Owners, and proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract.

The number of shares held in a sub-account deemed attributable to a Contract Owner's interest under a Contract will be determined on the basis of the value of the Accumulation Units credited to the Contract Owner's account as of the record date. On or after the Maturity Date, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. On or after the Maturity Date, the number of votes attributable to a Contract will generally decrease since funds set aside for annuitants will decrease as payments are made.

CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUB-ACCOUNT

The Money Market Sub-account's standard yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is based on a seven-day period and computed as follows: The Money Market Sub-account's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period are then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, mortality and expense risk fees and the administrative charge, but does not include a deduction of any applicable annual administrative fees. Because of these deductions, the yield for the Money Market Sub-account will be lower than the yield for the corresponding Fund of the Conseco Series Trust.

The Money Market Sub-account's effective yield may appear in sales material and advertising for the same seven-day period, determined on a compound basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on the Money Market Sub-account will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Sub-account maturity, the types and quality of Portfolio securities held by the corresponding Fund of the Conseco Series Trust and its operating expenses.

OTHER SUB-ACCOUNTS

The Portfolios of the eligible Funds may advertise investment performance figures, including yield. Each Sub-account's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:

                        YIELD = 2 ((A - B) + 1)6 - 1)
                                    -----
                                     CD


   Where:

     A = the net investment income earned during the period by the Portfolio.

     B = the expenses accrued for the period (net of reimbursements, if any).

     C = the average daily number of accumulation units outstanding during the period.

     D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

The Company may include certain total return quotations for one or more of the Portfolios of the eligible Funds in advertising, sales literature or reports to Contract Owners or prospective purchasers. Such total return quotations will be expressed as the average annual rate of total return over one-, five-and 10-year periods ended as of the end of the immediately preceding calendar quarter, and as the dollar amount of annual total return on a year-to-year, rolling 12-month basis ended as of the end of the immediately preceding calendar quarter.

Average annual total return quotations are computed according to the following formula:

                                         n
                                 P (1+T)   = ERV

   Where:

     P = beginning purchase payment of $1,000

     T = average annual total return

     n = number of years in period

     ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five-or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/99:

                                                                        Since
Variable Account Sub-Accounts                1 Year      5 Years      Inception
- --------------------------------------     --------    -------       ---------
CONSECO SERIES TRUST
Equity Portfolio..............................34.82%   29.06%         28.66%
Balanced Portfolio............................18.15%   20.47%         19.86%
Fixed Income Portfolio.......................(10.11%)   4.93%          4.88%
Government Securities Portfolio .............(11.99%)   3.74%          3.74%
THE ALGER AMERICAN FUND
Alger American Growth Portfolio ..............20.77%     N/A          25.80%
Alger American Leveraged AllCap Portfolio ....60.85%     N/A          40.57%
Alger American MidCap Growth Portfolio .......19.05%     N/A          16.30%
Alger American Small Capitalization
   Portfolio .................................29.51%     N/A          17.58%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP International .............................48.17%     N/A          27.49%
VP Value ....................................(10.52%)    N/A           5.17%
VP Income and Growth ......................... 6.54%     N/A           8.90%
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - Growth Fund .....................34.68%     N/A          17.60%
Berger IPT - Growth and Income Fund ..........43.66%     N/A          27.67%
Berger IPT - Small Company Growth Fund .......72.96%     N/A          22.08%
Berger/BIAM IPT - International Fund .........18.65%     N/A          11.22%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio ..............(8.42%)    N/A          (0.32%)
Partners Portfolio ...........................(3.09%)    N/A           8.58%
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ..........................21.82%     N/A          21.78%
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II................ 71.54%     N/A          46.85%
THE DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC ..........................17.45%     N/A          24.80%
DREYFUS STOCK INDEX FUND ..................... 8.88%     N/A          23.35%
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ...........(7.67%)    N/A           6.00%
Federated International Equity Fund II .......67.02%     N/A          22.57%
Federated Utility Fund II ....................(8.22%)    N/A          11.49%
JANUS ASPEN SERIES
Aggressive Growth Portfolio .................103.67%     N/A          36.63%
Growth Portfolio .............................30.03%     N/A          26.85%
Worldwide Growth Portfolio ...................48.54%     N/A          32.50%
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .........................(16.83%)    N/A          (0.14%)
Worldwide Emerging Markets Fund ..............80.95%     N/A           4.61%
Worldwide Hard Assets Fund ................... 9.24%     N/A          (1.46%)
Worldwide Real Estate Fund ..................(11.58%)    N/A            (15.66%)
DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ...... 6.93%     N/A           8.53%
Dreyfus VIF International Value Portfolio ....15.41%     N/A           5.09%
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund.................(1.44%)    N/A          (3.83%)
INVESCO VIF - Equity Income Fund.............. 3.67%     N/A           3.97%
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ...........(2.37%)    N/A           1.81%
Lazard Retirement Small Cap Portfolio ........(5.12%)    N/A            (11.78%)
LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio .................... 5.39%     N/A           3.48%
MITCHELL HUTCHINS SERIES TRUST
Growth & Income Portfolio ....................(0.41%)    N/A          (0.86%)
- ------------------------------------
(1) Since inception (May 1, 1998).
(2) Since inception (July 25, 1994).
(3) Since inception (June 1, 1995).
(4) Since inception (May 1, 1996).
(5) Since inception (May 1, 1997).

There is no performance shown for the following sub-accounts because they were not available under the Contract until the date of the prospectus (May 1, 2000):
Conseco 20 Focus; Conseco High Yield; Berger IPT-New Generation; Rydex OTC; Rydex Nova; Seligman Communications and Information; and Seligman Global Technology.


OTHER PERFORMANCE DATA

The Company may from time to time also illustrate average annual total returns in a non-standard format, as appears in the following "Gross Average Annual Total Returns" table, in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage will be assumed to be zero.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

Performance data for the Variable Account investment options may be compared in advertisements, sales literature and reports to contract owners, with the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment option's performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings the Company has received from independent rating agencies. However, the Company does not guarantee the investment performance of the Variable Account investment options.

GROSS AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/99:

                                                                         Since
Variable Account Sub-Accounts                 1 Year        5 Years    Inception
- --------------------------------------      ------        -------    ---------
CONSECO SERIES TRUST
Equity Portfolio..............................47.20%   30.43%         29.45%
Balanced Portfolio............................29.04%   21.77%         20.63%
Fixed Income Portfolio........................(1.77%)   6.11%          5.60%
Government Securities Portfolio ..............(3.83%)   4.91%          4.46%
THE ALGER AMERICAN FUND
Alger American Growth Portfolio ..............31.89%     N/A          28.24%
Alger American Leveraged AllCap Portfolio ....75.59%     N/A          42.14%
Alger American MidCap Growth Portfolio .......30.02%     N/A          18.58%
Alger American Small Capitalization
   Portfolio .................................41.43%     N/A          18.95%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP International .............................61.77%     N/A          31.32%
VP Value .....................................(2.23%)    N/A           8.35%
VP Income and Growth .........................16.38%     N/A          14.79%
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - Growth Fund .....................47.06%     N/A          19.91%
Berger IPT - Growth and Income Fund ..........56.84%     N/A          30.14%
Berger IPT - Small Company Growth Fund .......88.79%     N/A          24.48%
Berger/BIAM IPT - International Fund .........29.58%     N/A          14.61%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio .............. 0.07%     N/A           2.73%
Partners Portfolio ........................... 5.88%     N/A          11.86%
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ..........................33.03%     N/A          25.44%
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II................ 87.24%     N/A          51.21%.
THE DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC ..........................28.27%     N/A          26.22%
DREYFUS STOCK INDEX FUND .....................18.93%     N/A          24.75%
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ........... 0.88%     N/A           7.25%
Federated International Equity Fund II .......82.32%     N/A          24.01%
Federated Utility Fund II .................... 0.28%     N/A          12.79%
JANUS ASPEN SERIES
Aggressive Growth Portfolio .................122.28%     N/A          38.18%
Growth Portfolio .............................41.99%     N/A          28.29%
Worldwide Growth Portfolio ...................62.17%     N/A          34.00%
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ..........................(9.11%)    N/A           1.07%
Worldwide Emerging Markets Fund ..............97.51%     N/A           6.73%
Worldwide Hard Assets Fund ...................19.32%     N/A          (0.26%)
Worldwide Real Estate Fund ...................(3.38%)    N/A            (11.03%)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus VIF Disciplined Stock Portfolio ...16.80%     N/A          14.40%
   Dreyfus VIF International Value Portfolio .26.04%     N/A          10.80%
INVESCO VARIABLE INVESTMENT FUNDS, INC.
   INVESCO VIF - High Yield Fund.............. 7.68%     N/A           1.41%
   INVESCO VIF - Equity Income Fund...........13.25%     N/A           9.61%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Equity Portfolio ........ 6.66%     N/A           7.33%
   Lazard Retirement Small Cap Portfolio ..... 3.67%     N/A          (6.94%)
LORD ABBETT SERIES FUND, INC.
   Growth & Income Portfolio .................15.12%     N/A           9.09%
MITCHELL HUTCHINS SERIES TRUST
   Growth & Income Portfolio ................. 8.80%     N/A           4.53%
- ---------------------------------
(1) Since inception (May 1, 1998).
(2) Since inception (July 25, 1994).
(3) Since inception (June 1, 1995).
(4) Since inception (May 1, 1996).
(5) Since inception (May 1,1997).

There is no performance shown for the following sub-accounts because they were not available under the Contract until the date of the prospectus (May 1, 2000):
Conseco 20 Focus; Conseco High Yield; Berger IPT-New Generation; Rydex OTC; Rydex Nova; Seligman Communications and Information; and Seligman Global Technology.

FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulations issued by the Treasury Department (the "Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The  Company  intends  that  all  variable  Investment  Options  underlying  the
Contracts   will  be  managed  in  such  a  manner  as  to  comply   with  these
diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Variable Account.

Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in
a tax-free transaction for another annuity contract.   In 1998 in CONWAY VS.
COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Sections 401, 403(b), 408 or 457 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your beneficiary;
(e)under an immediate annuity; or (f) which are allocable to Purchase Payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the death proceeds will be paid to the beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten (10%) percent distribution penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. INDIVIDUAL RETIREMENT ANNUITIES

The Contracts offered by the prospectus are designed to be suitable for use as an Individual Retirement Annuity (IRA). Generally, individuals who purchase IRAs are not taxed on increases to the value of the contributions until distribution occurs. Following is a general description of IRAs with which the Contract may be used. The description is not exhaustive and is for general informational purposes only.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   SIMPLE IRAs

Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   ROTH IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59 1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, ("conversion deposits") unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Special considerations apply to plans covering self-employed individuals, including limitations on contributions and benefits for key employees or 5 percent owners. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER SECTION 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

          attains age 70 1/2,
          separates from service,
          dies, or
          suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.


TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). This penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the qualified contract; (h) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual  Retirement  Annuity  without the  requirement  that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order, if otherwise permissible. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS - QUALIFIED PLANS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

ANNUITY PROVISIONS

DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT. On or after the Maturity Date when annuity payments commence, we determine the value of the Individual Account as the total of the product(s) of:

(a) the value of an Accumulation Unit for each Investment Option at the end of the Valuation Period immediately before the Valuation Period in which the first annuity payment is due and

(b) the number of Accumulation Units credited to the Individual Account with respect to each Investment Option as of the date the annuity is to commence. We will deduct any applicable premium taxes from the Individual Account value.

We then calculate the amount of the first monthly variable annuity payment by multiplying the Individual Account Value less any outstanding loans and applicable charges, which is to be applied to provide variable payments, by the amount of first monthly payment in accordance with annuity tables contained in the Contract. The amount of the first monthly payment varies according to the form of annuity you select, the age of the annuitant (for certain options) and the assumed net investment rate you select. The standard assumed investment rate
(AIR) is 3%. However, you may select a 5% AIR or such other rate as the Company may offer prior to the Maturity Date.

The AIR built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. If you select a 5% rate, rather than the standard 3% rate, it would produce a higher first payment, but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months was equal to the assumed rate, the annuity payments would be level during that period.

If a greater first monthly payment would result, Conseco will compute the first monthly payment on the same mortality basis as used in determining the first payment under immediate annuity contracts being issued for a similar class of annuitants at the date the first monthly payment is due under the Contract.

VALUE OF AN ANNUITY UNIT. On the Maturity Date, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Sub-account of the Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the Annuity Unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant and is the basis for calculating the amount of the second and subsequent annuity payments.

The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate sub-account for the immediately preceding Valuation Period and
(ii) a factor to neutralize the assumed net investment rate built into the annuity tables, for it is replaced by the actual net investment rate in step
(i). The daily factor for a 3 percent assumed net investment rate is .99991902; for a 5 percent rate, the daily factor is .99986634.

AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS. The amounts of subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the annuitant for the applicable sub-account by (ii) the Annuity Unit value for the sub-account. If Annuity units are established for more than one sub-account, the calculation is made separately and the results combined to determine the total monthly variable annuity payment.

    1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Investment Option. If payments were based on the investment experience of more than one Investment Option, the same procedure would be followed to determine the portion of the monthly payment attributed to each Investment Option.

    2. FIRST MONTHLY PAYMENT. Assume that at the Maturity Date there are 40,000 Accumulation Units credited under a particular Individual Account and that the value of an Accumulation Unit for the second Valuation Period prior to the Maturity Date was $1.40000000; this produces a total value for the Individual sub-account of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $5.22 per $1,000 of value applied; the first monthly payment to the annuitant would thus be 56 multiplied by $5.22, or $292.32.

Assume that the Annuity Unit value for the Valuation Period in which the first monthly payment was due was $1.30000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the participant: $292.32 $1.30000000 produces 224.862 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

    3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the second Valuation Period preceding the due date of the second monthly payment. This is multiplied by .99753980 to neutralize the assumed net investment rate of 3 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00751520. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30976976.

The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 224.862 times $1.30976976 produces a payment of $294.52.

FINANCIAL STATEMENTS

Audited financial statements of Conseco Variable Annuity Account E and Conseco Variable Insurance Company as of December 31, 1999 are included herein.






CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

===================================================================================================================================

                                                                                                                         NET ASSET
                                                                                               SHARES        COST          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in portfolio shares, at net asset value (Note 2):
   The Alger American Fund:
     Growth Portfolio .................................................................       212,369.9  $10,954,993  $ 13,672,372
     Leveraged AllCap Portfolio .......................................................       323,992.7   12,113,548    18,781,855
     MidCap Growth Portfolio ..........................................................       103,913.7    2,696,745     3,349,138
     Small Capitalization Portfolio ...................................................       212,283.9    9,024,458    11,707,458
   American Century Variable Portfolios, Inc:
     Income and Growth Fund ...........................................................       117,633.5      820,625       941,068
     International Fund ...............................................................       208,641.0    1,626,572     2,608,013
     Value Fund .......................................................................       626,328.8    4,078,007     3,726,656
   Berger Institutional Products Trust:
     100 Fund .........................................................................       148,333.7    1,893,245     2,850,973
     Growth and Income Fund ...........................................................       287,825.4    4,885,343     7,612,981
     Small Company Growth Fund ........................................................       104,936.8    1,635,128     2,467,064
     BIAM International Fund ..........................................................       204,789.4    2,063,392     2,996,069
   Conseco Series Trust:
     Balanced Portfolio ...............................................................     1,486,856.9   20,915,762    21,783,656
     Equity Portfolio .................................................................     1,765,906.2   38,863,968    40,934,975
     Fixed Income Portfolio ...........................................................       763,707.6    7,575,032     7,167,777
     Government Securities Portfolio ..................................................       435,108.5    4,980,560     4,769,239
     Money Market Portfolio ...........................................................    14,709,626.8   14,709,627    14,709,627
   Dreyfus Stock Index Fund ...........................................................     1,289,837.9   37,449,042    49,594,269
   The Dreyfus Socially Responsible Growth Fund, Inc ..................................       248,528.3    7,649,170     9,710,001
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ......................................................        15,469.5      376,282       416,439
     International Value Portfolio ....................................................         6,465.2       94,504       101,309
   Federated Insurance Series:
     High Income Bond Fund II .........................................................       427,031.7    4,546,053     4,372,805
     International Equity Fund II .....................................................        62,764.5    1,034,358     1,734,811
     Utility Fund II ..................................................................       197,791.4    2,836,065     2,838,306
   Invesco Variable Investment Funds, Inc:
     Equity Income Fund................................................................        27,369.7      526,682       575,038
     High Yield Fund...................................................................       422,498.5    5,021,340     4,862,957
   Janus Aspen Series:
     Aggressive Growth Portfolio ......................................................       267,419.3    8,370,700    15,962,256
     Growth Portfolio .................................................................       941,137.1   22,225,389    31,669,262
     Worldwide Growth Portfolio .......................................................       993,430.2   27,081,865    47,436,293
   Lazard Retirement Series, Inc:
     Equity Portfolio .................................................................        87,920.4      927,558     1,013,722
     Small Cap Portfolio ..............................................................        19,451.4      188,351       191,013
   Lord Abbett Series Fund, Inc
     Growth and Income Portfolio ......................................................        41,458.8      918,907       918,726
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio ......................................................         4,739.2       70,390        77,438
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio ..................................................        97,047.3    1,306,863     1,284,906
     Partners Portfolio ...............................................................       274,020.8    5,205,965     5,381,769
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II ...........................................................       144,973.8    3,256,292     4,402,854
   Strong Opportunity Fund II, Inc ....................................................        69,503.1    1,474,480     1,806,384
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund ..............................................................       214,785.1    2,375,658     2,296,053
     Worldwide Emerging Markets Fund ..................................................       164,529.1    1,540,950     2,346,184
     Worldwide Hard Assets Fund (formerly Gold and Natural
       Resources Fund) (Note 1) .......................................................       128,733.9    1,526,857     1,410,924
     Worldwide Real Estate Fund .......................................................         7,204.5       69,783        65,921
-----------------------------------------------------------------------------------------------------------------------------------
       Total assets .................................................................................................  350,548,561

Liabilities:
  Net amounts due to Conseco Variable Insurance Company .............................................................      408,722
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets (Note 6) ............................................................................................. $350,139,839
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 1999

===================================================================================================================================

                                                                                                                         TOTAL VALUE
                                                                                     UNITS                 UNIT VALUE     OF UNITS
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
    The Alger American Fund:
      Growth Portfolio .........................................................    5,480,300.6       $   2.491860     $ 13,656,143
      Leveraged AllCap Portfolio ...............................................    3,739,665.2           5.016250       18,759,096
      MidCap Growth Portfolio ..................................................    1,789,442.1           1.869335        3,345,066
      Small Capitalization Portfolio ...........................................    5,276,834.2           2.215940       11,693,147
    American Century Variable Portfolios, Inc.:
      Income and Growth Fund ...................................................      746,541.0           1.259139          939,999
      International Fund .......................................................    1,258,065.8           2.070551        2,604,890
      Value Fund ...............................................................    3,004,508.6           1.238881        3,722,229
    Berger Institutional Products Trust:
      100 Fund .................................................................    1,462,280.5           1.947260        2,847,440
      Growth and Income Fund ...................................................    2,890,714.8           2.630360        7,603,620
      Small Company Growth Fund ................................................    1,102,899.8           2.234216        2,464,116
      BIAM International Fund ..................................................    2,081,810.5           1.439253        2,996,253
    Conseco Series Trust:
      Balanced Portfolio .......................................................    7,850,427.1           2.771503       21,757,485
      Equity Portfolio .........................................................   10,049,304.8           4.068452       40,885,109
      Fixed Income Portfolio ...................................................    5,323,180.1           1.344927        7,159,291
      Government Securities Portfolio ..........................................    3,757,732.3           1.267688        4,763,633
      Money Market Portfolio ...................................................   12,049,203.3           1.219157       14,689,873
    Dreyfus Stock Index Fund ...................................................   17,965,037.4           2.757290       49,534,816
    The Dreyfus Socially Responsible Growth Fund, Inc. .........................    3,333,181.2           2.909651        9,698,393
    Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio ..............................................      332,230.6           1.252051          415,970
      International Value Portfolio ............................................       85,251.5           1.186966          101,191
    Federated Insurance Series:
      High Income Bond Fund II .................................................    3,165,625.8           1.378642        4,364,264
      International Equity Fund II .............................................      645,820.6           2.683147        1,732,831
      Utility Fund II ..........................................................    1,632,263.7           1.736793        2,834,904
    Invesco Variable Investment Funds, Inc.:
      Equity Income Fund .......................................................      492,759.7           1.165618          574,369
      High Yield Fund ..........................................................    4,745,256.4           1.023611        4,857,298
    Janus Aspen Series:
      Aggressive Growth Portfolio ..............................................    3,617,752.9           4.406952       15,943,265
      Growth Portfolio .........................................................   10,090,318.2           3.134816       31,631,290
      Worldwide Growth Portfolio ...............................................   12,380,622.3           3.826970       47,380,277
    Lazard Retirement Series, Inc.:
      Equity Portfolio .........................................................      899,537.0           1.125543        1,012,468
      Small Cap Portfolio ......................................................      215,217.6           0.886723          190,838
    Lord Abbett Series Fund, Inc.:
      Growth and Income Portfolio ..............................................      793,510.8           1.156495          917,691
    Mitchell Hutchins Series Trust:
      Growth and Income Portfolio ..............................................       71,828.8           1.076908           77,353
    Neuberger Berman Advisers Management Trust:
      Limited Maturity Bond Portfolio ..........................................    1,194,491.4           1.074523        1,283,509
      Partners Portfolio .......................................................    3,981,862.2           1.348993        5,371,504
    Strong Variable Insurance Funds, Inc.:
      Mid Cap Growth Fund II ...................................................    1,457,235.0           3.017741        4,397,558
    Strong Opportunity Fund II , Inc. ..........................................      984,898.5           1.831885        1,804,221
    Van Eck Worldwide Insurance Trust:
      Worldwide Bond Fund ......................................................    2,183,728.7           1.050195        2,293,341
      Worldwide Emerging Markets Fund ..........................................    1,845,366.5           1.269899        2,343,429
      Worldwide Hard Assets Fund
        (formerly Gold and Natural Resources Fund) (Note 1) ....................    1,426,277.7           0.988034        1,409,211
      Worldwide Hard Assets Fund  (Note 1) .....................................           65.5           1.378275               91
      Worldwide Real Estate Fund ...............................................       80,034.5           0.822657           65,841
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .............................................................................................   $350,123,313
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 1999

===============================================================================

                                                                  REPORTED VALUE
-------------------------------------------------------------------------------
Net assets attributable to contract owners'
  deferred annuity reserves (from page 3) .......................  $350,123,313
-------------------------------------------------------------------------------
    Contract owners' annuity payment reserves:
      Conseco Series Trust:
        Money Market Portfolio ..................................         5,534
      Federated Insurance Series:
        High Income Bond Fund II ................................         5,388
      Neuberger Berman Advisers Management Trust:
        Partners Portfolio ......................................         5,604
-------------------------------------------------------------------------------
          Net assets attributable to contract owners'
            annuity payment reserves.............................        16,526
--------------------------------------------------------------------------------

              Net assets.........................................  $350,139,839
================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ---------------------------------------------------------  ----------
                                                                             LEVERAGED                      SMALL        INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION      GROWTH
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $    776,884   $    522,645   $   343,247   $    749,200     $       96
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................       115,958        124,584        30,871         92,307          7,684
   Administrative fees....................................        13,915         14,950         3,704         11,077            922
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................       129,873        139,534        34,575        103,384          8,606
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................       647,011        383,111       308,672        645,816         (8,510)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized
  appreciation (depreciation) of investments:
     Net realized gains (losses) on sales of
       investments in portfolio shares ...................       102,656        872,252        78,297         80,293         18,320
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................     2,011,423      5,347,823       339,394      2,491,281         93,713
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments
           in portfolio shares ...........................     2,114,079      6,220,075       417,691      2,571,574        112,033
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $  2,761,090    $ 6,603,186   $   726,363   $  3,217,390     $  103,523
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ---------------------------------------------------------  ----------
                                                                             LEVERAGED                      SMALL        INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION      GROWTH
===================================================================================================================================
Changes from operations:
   Net investment income (loss) ..........................  $    647,011   $    383,111   $   308,672   $    645,816     $   (8,510)
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       102,656        872,252        78,297         80,293         18,320
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................     2,011,423      5,347,823       339,394      2,491,281         93,713
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................     2,761,090      6,603,186       726,363      3,217,390        103,523
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................     4,009,371      3,789,407       725,957        860,397       469, 755
   Contract redemptions ..................................      (385,154)      (247,907)      (83,518)      (457,073)        (8,847)
   Net transfers .........................................     2,263,279      3,593,047      (494,377)     2,156,624        143,774
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from contract owners' transactions ............     5,887,496      7,134,547       148,062      2,559,948        604,682
-----------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets .......     8,648,586     13,737,733       874,425      5,777,338        708,205
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................     5,007,557      5,021,363     2,470,641      5,915,809        231,794
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of year (Note 6) ............  $ 13,656,143   $ 18,759,096   $ 3,345,066   $ 11,693,147      $ 939,999
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


       AMERICAN CENTURY
      VARIABLE PORTFOLIOS
          (CONTINUED)                        BERGER INSTITUTIONAL PRODUCTS TRUST              CONSECO SERIES TRUST PORTFOLIOS
----------------------------   --------------------------------------------------------   ------------------------------------------
                                                GROWTH AND       SMALL         BIAM                                          FIXED
 INTERNATIONAL       VALUE         100            INCOME        COMPANY    INTERNATIONAL    BALANCED       EQUITY            INCOME
====================================================================================================================================

  $         --   $   380,194   $        450   $         --  $         --   $     16,494   $ 3,987,902   $ 11,479,520     $  411,110
------------------------------------------------------------------------------------------------------------------------------------


        20,304        47,022         28,774         92,882        17,904         28,170       260,655        396,895         79,131
         2,436         5,643          3,453         11,146         2,149          3,380        31,279         47,627          9,496
------------------------------------------------------------------------------------------------------------------------------------
        22,740        52,665         32,227        104,028        20,053         31,550       291,934        444,522         88,627
------------------------------------------------------------------------------------------------------------------------------------
       (22,740)      327,529        (31,777)      (104,028)      (20,053)       (15,056)    3,695,968     11,034,998        322,483
------------------------------------------------------------------------------------------------------------------------------------



        63,104       (77,104)        99,951      1,243,906       192,400          8,942       349,105        324,163        (80,270)

       937,729      (302,377)       859,250      1,969,994       866,219        690,015     1,152,263      1,730,768       (347,279)
------------------------------------------------------------------------------------------------------------------------------------
     1,000,833      (379,481)       959,201      3,213,900     1,058,619        698,957     1,501,368      2,054,931       (427,549)
------------------------------------------------------------------------------------------------------------------------------------
  $    978,093   $   (51,952)  $    927,424   $  3,109,872  $  1,038,566   $    683,901   $ 5,197,336   $ 13,089,929     $ (105,066)
====================================================================================================================================




       AMERICAN CENTURY
      VARIABLE PORTFOLIOS
          (CONTINUED)                        BERGER INSTITUTIONAL PRODUCTS TRUST              CONSECO SERIES TRUST PORTFOLIOS
----------------------------   --------------------------------------------------------   ------------------------------------------
                                                GROWTH AND       SMALL         BIAM                                          FIXED
 INTERNATIONAL       VALUE         100            INCOME        COMPANY    INTERNATIONAL    BALANCED       EQUITY            INCOME
====================================================================================================================================

  $    (22,740)  $   327,529   $    (31,777)  $   (104,028) $    (20,053)  $    (15,056)  $ 3,695,968   $ 11,034,998    $   322,483

        63,104       (77,104)        99,951      1,243,906       192,400          8,942       349,105        324,163        (80,270)
       937,729      (302,377)       859,250      1,969,994       866,219        690,015     1,152,263      1,730,768       (347,279)
------------------------------------------------------------------------------------------------------------------------------------
       978,093       (51,952)       927,424      3,109,872     1,038,566        683,901     5,197,336     13,089,929       (105,066)
------------------------------------------------------------------------------------------------------------------------------------

       203,602       505,927        352,778      1,430,861       286,430         22,843     2,692,288      4,249,667        906,132
       (24,933)     (153,412)      (112,033)      (793,457)      (65,927)        (1,166)   (1,238,845)    (1,658,283)      (405,393)
        33,834        13,458       (252,139)    (2,685,701)      148,372        (14,553)   (7,694,332)    (5,608,028)       840,161
------------------------------------------------------------------------------------------------------------------------------------

       212,503       365,973        (11,394)    (2,048,297)      368,875          7,124    (6,240,889)    (3,016,644)     1,340,900
------------------------------------------------------------------------------------------------------------------------------------
     1,190,596       314,021        916,030      1,061,575     1,407,441        691,025    (1,043,553)    10,073,285      1,235,834
------------------------------------------------------------------------------------------------------------------------------------
     1,414,294     3,408,208      1,931,410      6,542,045     1,056,675      2,305,228    22,801,038     30,811,824      5,923,457
------------------------------------------------------------------------------------------------------------------------------------
  $  2,604,890   $ 3,722,229   $  2,847,440   $  7,603,620  $  2,464,116   $  2,996,253   $21,757,485   $ 40,885,109    $ 7,159,291
====================================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                        VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================

Investment Income:
   Dividends from investments in portfolio shares.........  $    208,403   $    466,644   $   323,807   $    848,258       $  3,882
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................        35,599        120,813       100,043        514,342          3,126
   Administrative fees....................................         4,272         14,497        12,005         61,721            375
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        39,871        135,310       112,048        576,063          3,501
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (loss) ......................       168,532        331,334       211,759        272,195            381
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
        in portfolio shares ..............................       (53,419)            --       569,099        750,331         27,382
            Net change in unrealized appreciation
              (depreciation) of investments
                in portfolio shares ......................      (216,869)            --     1,295,573      6,256,103          1,880
------------------------------------------------------------------------------------------------------------------------------------
                   Net gain (loss) on investments
                     in portfolio shares .................      (270,288)            --     1,864,672       7,006,434        29,262
------------------------------------------------------------------------------------------------------------------------------------
                     Net increase (decrease) in
                       net assets from operations ........  $   (101,756)  $    331,334   $ 2,076,431    $  7,278,629     $  29,643
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                        VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================
Changes from operations:
   Net investment income (loss)...........................  $    168,532   $    331,334   $   211,759   $    272,195      $     381
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       (53,419)            --       569,099        750,331         27,382
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................      (216,869)            --     1,295,573      6,256,103          1,880
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations        (101,756)       331,334     2,076,431      7,278,629         29,643
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................       413,613      5,982,018     2,198,167      9,744,333        243,883
   Contract redemptions...................................      (152,438)    (1,323,488)     (331,772)    (2,102,160)        (1,559)
   Net transfers .........................................     2,570,373      2,668,928      (751,898)     2,613,043       (149,676)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..............................     2,831,548      7,327,458     1,114,497     10,255,216         92,648
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........     2,729,792      7,658,792     3,190,928     17,533,845        122,291
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................     2,033,841      7,036,615     6,507,465     32,000,971        293,679
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year (Note 6) ................   $ 4,763,633   $ 14,695,407   $ 9,698,393   $ 49,534,816      $ 415,970
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)       FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    -----------------------------------------   ---------------------------  -------------------------------------------

INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY                     AGGRESSIVE                       WORLDWIDE
  VALUE         BOND II        EQUITY II     UTILITY II      INCOME       HIGH YIELD      GROWTH          GROWTH           GROWTH
====================================================================================================================================

$    8,041    $   595,613    $    53,628    $    268,51   $     9,632   $    325,343   $    293,381   $    133,950     $    63,086
------------------------------------------------------------------------------------------------------------------------------------


       879         76,596         22,860         41,951         5,554         20,963         106,419         238,216        434,997
       105          9,192          2,743          5,034           667          2,515          12,770          28,586         52,200
------------------------------------------------------------------------------------------------------------------------------------
       984         85,788         25,603         46,985         6,221         23,478         119,189         266,802        487,197
------------------------------------------------------------------------------------------------------------------------------------
     7,057        509,825         28,025        221,533         3,411        301,865         174,192        (132,852)      (424,111)
------------------------------------------------------------------------------------------------------------------------------------



        91       (249,357)       146,565        102,468         7,321          1,541       1,414,594         334,162      2,571,165

    10,335       (209,064)       767,800       (287,128)       43,945       (146,439)      6,256,473       7,430,621     15,961,067
------------------------------------------------------------------------------------------------------------------------------------
    10,426       (458,421)       914,365       (184,660)       51,266       (144,898)      7,671,067       7,764,783     18,532,232
------------------------------------------------------------------------------------------------------------------------------------
$   17,483    $    51,404    $   942,390    $    36,873    $   54,677   $    156,967    $  7,845,259    $  7,631,931   $ 18,108,121
====================================================================================================================================




 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)         FEDERATED INSURANCE SERIES FUNDS         INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    --------------------------------------------    -------------------------   ------------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                    EQUITY                     AGGRESSIVE                      WORLDWIDE
   VALUE          BOND II        EQUITY II      UTILITY II      INCOME       HIGH YIELD      GROWTH          GROWTH         GROWTH
====================================================================================================================================

$    7,057    $    509,825    $     28,025    $    221,533    $   3,411    $    301,865   $    174,192    $ (132,852)  $   (424,111)

        91        (249,357)        146,565         102,468        7,321           1,541      1,414,594       334,162      2,571,165

    10,335        (209,064)        767,800        (287,128)      43,945        (146,439)     6,256,473     7,430,621     15,961,067
------------------------------------------------------------------------------------------------------------------------------------
    17,483          51,404         942,390          36,873       54,677         156,967      7,845,259     7,631,931     18,108,121
------------------------------------------------------------------------------------------------------------------------------------

    29,652         930,590          85,680         937,941      167,974         403,084      2,346,950     5,238,650      7,151,112
      (120)       (538,823)       (188,919)       (227,339)     (17,639)       (122,694)      (355,291)   (1,184,221)    (1,878,924)
     9,328      (2,847,499)       (897,172)     (1,299,462)     223,672       4,277,974      1,143,153     8,275,443     (3,618,581)
------------------------------------------------------------------------------------------------------------------------------------

    38,860      (2,455,732)     (1,000,411)       (588,860)     374,007       4,558,364      3,134,812    12,329,872      1,653,607
------------------------------------------------------------------------------------------------------------------------------------
    56,343      (2,404,328)        (58,021)       (551,987)     428,684       4,715,331     10,980,071    19,961,803     19,761,728
------------------------------------------------------------------------------------------------------------------------------------
    44,848       6,773,980       1,790,852       3,386,891      145,685         141,967      4,963,194    11,669,487     27,618,549
------------------------------------------------------------------------------------------------------------------------------------
$  101,191    $  4,369,652    $  1,732,831    $  2,834,904    $ 574,369    $  4,857,298   $ 15,943,265  $ 31,631,290   $ 47,380,277
====================================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================

Investment Income:
   Dividends from investments in portfolio shares.........  $     36,196   $      2,590   $    70,646   $          1      $  51,597
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees........................        14,642          1,461         7,538            940         13,084
   Administrative fees....................................         1,757            175           905            113          1,570
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        16,399          1,636         8,443          1,053         14,654
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        19,797            954        62,203         (1,052)        36,943
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................        61,034         (1,200)       23,084           (136)         3,040
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................         1,467         (2,123)       (7,310)        (5,478)       (38,552)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments
            in portfolio shares ..........................        62,501         (3,323)       15,774         (5,614)       (35,512)
------------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...........................   $    82,298   $     (2,369)  $    77,977   $     (6,666)     $   1,431
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================

Changes from operations:
   Net investment income (loss) ..........................  $     19,797   $      954   $    62,203     $ (1,052)     $    36,943
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................        61,034       (1,200)       23,084         (136)           3,040
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ...         1,467       (2,123)       (7,310)      (5,478)         (38,552)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations ................................        82,298       (2,369)       77,977       (6,666)           1,431
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................        75,768       94,818       341,535       34,644          228,919
   Contract redemptions ..................................       (17,879)      (2,007)      (15,618)      (1,378)         (23,338)
   Net transfers .........................................      (316,901)     (48,568)      199,363     (145,156)         (79,322)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ..............      (259,012)      44,243       525,280     (111,890)         126,259
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........      (176,714)      41,874       603,257     (118,556)         127,690
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................     1,189,182      148,964       314,434      195,909        1,155,819
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of year (Note 6) .............   $ 1,012,468   $  190,838   $   917,691    $  77,353      $ 1,283,509
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------                  ---------------------------------------------------------------------
                                                                                                       (NOTE 1)
                                STRONG                                                                   OLD
                MID CAP      OPPORTUNITY                     EMERGING        HARD         REAL           HARD        COMBINED
  PARTNERS     GROWTH II       FUND II         BOND          MARKETS        ASSETS       ESTATE         ASSETS         TOTAL
================================================================================================================  ==============

$   277,185   $     1,822    $   220,843   $   182,453   $        --    $    18,473     $     742     $     --    $   23,132,476
--------------------------------------------------------------------------------------------------------------    --------------

     95,726        27,334         25,173        31,551        18,701         17,441           579           --         3,319,669
     11,487         3,280          3,021         3,786         2,244          2,093            69           --           398,359
--------------------------------------------------------------------------------------------------------------    --------------
    107,213        30,614         28,194        35,337        20,945         19,534           648           --         3,718,028
--------------------------------------------------------------------------------------------------------------    --------------
    169,972       (28,792)       192,649       147,116       (20,945)        (1,061)           94           --        19,414,448
--------------------------------------------------------------------------------------------------------------    --------------


   (295,817)      603,446         23,921        46,471       (63,354)      (218,833)        1,419           --         9,081,033

    481,873     1,017,981        319,256      (447,508)    1,204,979        447,348        (3,517)          --        57,972,929
--------------------------------------------------------------------------------------------------------------    --------------
    186,056     1,621,427        343,177      (401,037)    1,141,625        228,515        (2,098)          --        67,053,962
--------------------------------------------------------------------------------------------------------------    --------------
$   356,028   $ 1,592,635   $    535,826   $  (253,921)  $ 1,120,680    $   227,454     $  (2,004)   $      --      $ 86,468,410
================================================================================================================================



====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------                  ---------------------------------------------------------------------
                                                                                                       (NOTE 1)
                                STRONG                                                                   OLD
                MID CAP      OPPORTUNITY                     EMERGING        HARD         REAL           HARD         COMBINED
  PARTNERS     GROWTH II       FUND II         BOND          MARKETS        ASSETS       ESTATE         ASSETS          TOTAL
================================================================================================================  ==================

$    169,972   $  (28,792)   $   192,649      $   147,116  $   (20,945)   $    (1,061)   $      94    $     --    $   19,414,448

    (295,817)      603,446        23,921           46,471      (63,354)      (218,833)       1,419          --         9,081,033
     481,873     1,017,981       319,256         (447,508)   1,204,979        447,348       (3,517)         --        57,972,929
--------------------------------------------------------------------------------------------------------------    --------------
     356,028     1,592,635       535,826         (253,921)   1,120,680        227,454       (2,004)         --        86,468,410
--------------------------------------------------------------------------------------------------------------    --------------

   1,134,268       655,531       476,339          121,658      282,332         94,334       7,278       (1,329)       59,925,157
    (554,425)      (67,689)      (94,458)        (198,760)     (39,666)      (111,836)      (1,082)         --       (15,189,471)
  (3,673,565)    1,315,983      (854,529)        (640,897)    (131,603)       (31,123)      26,384          --           281,111
--------------------------------------------------------------------------------------------------------------    --------------
  (3,093,722)    1,903,825      (472,648)        (717,999)     111,063        (48,625)      32,580      (1,329)       45,016,797
--------------------------------------------------------------------------------------------------------------    --------------
  (2,737,694)    3,496,460        63,178         (971,920)   1,231,743        178,829       30,576      (1,329)      131,485,207
--------------------------------------------------------------------------------------------------------------    --------------
   8,114,802       901,098     1,741,043        3,265,261    1,111,686      1,230,382       35,265       1,420       218,654,632
--------------------------------------------------------------------------------------------------------------    --------------
$  5,377,108   $ 4,397,558   $ 1,804,221      $ 2,293,341  $ 2,343,429    $ 1,409,211    $  65,841    $     91    $  350,139,839
==============================================================================================================    ==============

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ---------------------------------------------------------  ----------
                                                                             LEVERAGED                      SMALL        INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION      GROWTH
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $    374,254   $    129,677   $   129,887   $    673,096   $  1,070
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................        33,919         40,525        19,951         68,876            922
   Administrative fees....................................         4,070          4,863         2,394          8,265            111
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        37,989         45,388        22,345         77,141          1,033
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss) ....................       336,265         84,289       107,542        595,955             37
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................         8,941        374,595       (10,849)       363,207         (4,106)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................       676,695      1,030,800       313,657       (112,117)        26,730
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments
           in portfolio shares ...........................       685,636      1,405,395       302,808        251,090         22,624
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $  1,021,901    $ 1,489,684   $   410,350    $   847,045   $     22,661
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ---------------------------------------------------------  ----------
                                                                             LEVERAGED                      SMALL        INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION      GROWTH
===================================================================================================================================
Changes from operations:
   Net investment income (loss) ..........................  $    336,265   $     84,289   $   107,542   $    595,955   $         37
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................         8,941        374,595       (10,849)       363,207         (4,106)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................       676,695      1,030,800       313,657       (112,117)        26,730
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................     1,021,901      1,489,684       410,350        847,045         22,661
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................     2,215,629      1,041,432     1,080,010      1,987,015        201,735
   Contract redemptions ..................................       (53,824)      (105,224)      (28,677)      (175,370)        (1,637)
   Net transfers .........................................       863,424        247,311       248,802     (2,228,408)         9,035
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ................     3,025,229      1,183,519     1,300,135       (416,763)       209,133
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ......................     4,047,130      2,673,203      1,710,485       430,282        231,794
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................       960,427      2,348,160        760,156     5,485,527             --
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year ..........................   $ 5,007,557   $  5,021,363   $  2,470,641  $  5,915,809    $   231,794
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

       AMERICAN CENTURY
      VARIABLE PORTFOLIOS
          (CONTINUED)                        BERGER INSTITUTIONAL PRODUCTS TRUST              CONSECO SERIES TRUST PORTFOLIOS
----------------------------   --------------------------------------------------------   ------------------------------------------
                                                GROWTH AND       SMALL         BIAM                                          FIXED
 INTERNATIONAL       VALUE         100            INCOME        COMPANY    INTERNATIONAL    BALANCED       EQUITY            INCOME
====================================================================================================================================
$    27,110      $ 92,413      $   4,392      $  43,198     $      435     $   32,039     $  1,230,591  $ 1,912,300      $  389,710
-----------------------------------------------------------------------------------------------------------------------------------


     11,080        27,348         18,963         54,118          8,690         27,185          226,010      316,150          71,545
      1,330         3,282          2,276          6,494          1,043          3,262           27,121       37,938           8,585
-----------------------------------------------------------------------------------------------------------------------------------
     12,410        30,630         21,239         60,612          9,733         30,447          253,131      354,088          80,130
-----------------------------------------------------------------------------------------------------------------------------------
     14,700        61,783        (16,847)       (17,414)        (9,298)         1,592          977,460    1,558,212         309,580
-----------------------------------------------------------------------------------------------------------------------------------



     14,441       (10,313)        60,729        102,712        (33,023)         2,777           25,118      (42,192)         70,842

     42,844       (53,898)       126,081        741,672        (46,639)       284,596           35,650    1,669,037        (125,689)
-----------------------------------------------------------------------------------------------------------------------------------
     57,285       (64,211)       186,810        844,384        (79,662)       287,373           60,768    1,626,845         (54,847)
-----------------------------------------------------------------------------------------------------------------------------------
$    71,985      $ (2,428)     $ 169,963      $ 826,970     $  (88,960)    $  288,965      $ 1,038,228  $ 3,185,057      $  254,733
====================================================================================================================================




====================================================================================================================================

       AMERICAN CENTURY
      VARIABLE PORTFOLIOS
          (CONTINUED)                        BERGER INSTITUTIONAL PRODUCTS TRUST              CONSECO SERIES TRUST PORTFOLIOS
----------------------------   --------------------------------------------------------   ------------------------------------------
                                                GROWTH AND       SMALL         BIAM                                          FIXED
 INTERNATIONAL       VALUE         100            INCOME        COMPANY    INTERNATIONAL    BALANCED       EQUITY            INCOME
====================================================================================================================================
$     14,700     $    61,783   $     (16,847) $      (17,414) $   (9,298)   $      1,592  $   977,460   $   1,558,212    $  309,580
      14,441         (10,313)         60,729         102,712     (33,023)          2,777       25,118         (42,192)       70,842
      42,844         (53,898)        126,081         741,672     (46,639)        284,596       35,650       1,669,037      (125,689)
-----------------------------------------------------------------------------------------------------------------------------------
      71,985          (2,428)        169,963         826,970     (88,960)        288,965    1,038,228       3,185,057       254,733
-----------------------------------------------------------------------------------------------------------------------------------

     812,918       1,994,912         909,579       1,791,325     793,463          61,604    7,357,525      10,463,939     3,411,455
     (11,147)        (31,566)        (22,486)       (258,723)    (12,235)           (908)    (578,798)       (741,888)     (324,089)
     361,982         937,413         150,316       3,090,981     143,546         (12,544)   3,656,283      (1,397,363)   (2,737,088)
-----------------------------------------------------------------------------------------------------------------------------------
   1,163,753       2,900,759       1,037,409       4,623,583     924,774          48,152   10,435,010       8,324,688       350,278
-----------------------------------------------------------------------------------------------------------------------------------
   1,235,738       2,898,331       1,207,372       5,450,553     835,814         337,117   11,473,238      11,509,745       605,011
-----------------------------------------------------------------------------------------------------------------------------------
     178,556         509,877         724,038       1,091,492     220,861       1,968,111   11,327,800      19,302,079     5,318,446
-----------------------------------------------------------------------------------------------------------------------------------
$  1,414,294     $ 3,408,208    $  1,931,410    $  6,542,045  $1,056,675    $  2,305,228 $ 22,801,038   $  30,811,824   $ 5,923,457
====================================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                        VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                             SOCIALLY      DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $     78,409   $    269,620   $   244,730   $    398,526       $  2,600
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................        16,251         66,728        51,873        306,045          1,229
   Administrative fees....................................         1,950          8,007         6,225         36,725            147
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        18,201         74,735        58,098        342,770          1,376
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        60,208        194,885       186,632         55,756          1,224
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ................................         6,375             --       185,607        962,916         36,116
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares..................         1,874             --       633,149      4,438,654         38,277
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments
           in portfolio shares ...........................         8,249             --       818,756      5,401,570         74,393
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $     68,457    $   194,885   $ 1,005,388   $  5,457,326      $  75,617
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                         VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                             SOCIALLY      DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================
Changes from operations:
   Net investment income (loss) ..........................  $     60,208   $    194,885   $   186,632   $     55,756     $    1,224
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................         6,375             --       185,607        962,916         36,116
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................         1,874             --       633,149      4,438,654         38,277
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................        68,457        194,885     1,005,388      5,457,326         75,617
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................     1,230,619      5,610,327     2,915,040     11,843,387         78,723
   Contract redemptions ..................................       (20,365)      (635,311)      (68,419)      (690,753)        (4,197)
   Net transfers .........................................       312,083     (1,673,324)      529,759       (901,334)       143,536
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from contract owners'
         transactions ....................................     1,522,337      3,301,692     3,376,380     10,251,300        218,062
------------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets ....................     1,590,794      3,496,577     4,381,768     15,708,626        293,679
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................       443,047      3,540,038     2,125,697     16,292,345             --
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .......................  $  2,033,841   $  7,036,615  $  6,507,465  $  32,000,971     $  293,679
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)       FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    -----------------------------------------   ---------------------------  -------------------------------------------

INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY                     AGGRESSIVE                       WORLDWIDE
  VALUE         BOND II        EQUITY II     UTILITY II      INCOME       HIGH YIELD      GROWTH          GROWTH           GROWTH
====================================================================================================================================

  $      3,163   $   112,989   $        570   $     78,210  $      7,194   $     14,716   $        --   $    590,460      $ 848,719
-----------------------------------------------------------------------------------------------------------------------------------


           140        61,051         18,837         22,948           604            699        43,724        122,807        277,413
            17         7,326          2,260          2,754            73             84         5,247         14,737         33,290
-----------------------------------------------------------------------------------------------------------------------------------
           157        68,377         21,097         25,702           677            783        48,971        137,544        310,703
-----------------------------------------------------------------------------------------------------------------------------------
         3,006        44,612        (20,527)        52,508         6,517         13,933       (48,971)       452,916        538,016
-----------------------------------------------------------------------------------------------------------------------------------



           (15)       83,981         66,748         78,346            25        (13,130)       69,888      1,278,856      1,098,639

        (3,529)     (117,533)       (73,328)       125,778         4,411        (11,944)    1,055,063      1,296,335      3,129,436
-----------------------------------------------------------------------------------------------------------------------------------
        (3,544)      (33,552)        (6,580)       204,124         4,436        (25,074)    1,124,951      2,575,191      4,228,075
-----------------------------------------------------------------------------------------------------------------------------------
  $       (538)  $    11,060   $    (27,107)  $    256,632  $     10,953   $    (11,141)  $ 1,075,980   $  3,028,107    $ 4,766,091
====================================================================================================================================




====================================================================================================================================

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)       FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    -----------------------------------------   ---------------------------  -------------------------------------------

INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY                       AGGRESSIVE                     WORLDWIDE
  VALUE         BOND II        EQUITY II     UTILITY II      INCOME       HIGH YIELD        GROWTH          GROWTH         GROWTH
====================================================================================================================================

$   3,006    $     44,612    $    (20,527)   $     52,508   $     6,517    $   13,933    $    (48,971)   $    452,916  $    538,016

      (15)         83,981          66,748          78,346            25       (13,130)         69,888       1,278,856     1,098,639
   (3,529)       (117,533)        (73,328)        125,778         4,411       (11,944)      1,055,063       1,296,335     3,129,436
-----------------------------------------------------------------------------------------------------------------------------------
     (538)         11,060         (27,107)        256,632        10,953       (11,141)      1,075,980       3,028,107     4,766,091
-----------------------------------------------------------------------------------------------------------------------------------
   45,401       2,790,736         436,482       1,356,794       118,885       214,857       1,160,560       4,424,471    10,235,818
      (15)       (315,350)        (54,450)        (41,667)         (935)         (460)       (179,148)       (305,746)     (602,821)
       --       1,339,407       1,043,767         773,434        16,782       (61,289)        109,728      (3,994,752)   (2,066,063)
-----------------------------------------------------------------------------------------------------------------------------------
   45,386       3,814,793       1,425,799       2,088,561       134,732       153,108       1,091,140         123,973     7,566,934
-----------------------------------------------------------------------------------------------------------------------------------
   44,848       3,825,853       1,398,692       2,345,193       145,685       141,967       2,167,120       3,152,080    12,333,025
-----------------------------------------------------------------------------------------------------------------------------------
       --       2,948,127         392,160       1,041,698            --            --       2,796,074       8,517,407    15,285,524
-----------------------------------------------------------------------------------------------------------------------------------
$  44,848    $  6,773,980    $  1,790,852    $  3,386,891   $   145,685    $  141,967    $  4,963,194    $ 11,669,487  $ 27,618,549
====================================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================

Investment Income:
   Dividends from investments in portfolio shares.........  $      4,020   $         20   $    19,184   $     13,648       $  2,889
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................         2,407            332         1,171            939          6,711
   Administrative fees....................................           289             40           140            113            805
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................         2,696            372         1,311          1,052          7,516
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss) ....................         1,324           (352)       17,873         12,596         (4,627)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ................................            30           (183)       (1,465)        26,752            514
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................        84,696          4,785         7,130         12,525         16,409
-----------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments
          in portfolio shares ............................        84,726          4,602         5,665         39,277         16,923
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
              from operations ............................  $     86,050   $      4,250   $    23,538   $     51,873       $ 12,296
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================

Changes from operations:
   Net investment income (loss) ..........................  $      1,324   $       (352)  $    17,873   $     12,596   $     (4,627)
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................            30           (183)       (1,465)        26,752            514
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................        84,696          4,785         7,130         12,525         16,409
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................        86,050          4,250        23,538         51,873         12,296
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................        34,427         41,117       298,670         34,614        681,124
   Contract redemptions...................................          (712)          (321)       (1,230)        (3,248)       (14,874)
   Net transfers..........................................     1,069,417        103,918        (6,544)       112,670        451,102
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............     1,103,132        144,714       290,896        144,036      1,117,352
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets..........     1,189,182        148,964       314,434        195,909      1,129,648
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................            --             --            --             --         26,171
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year........................  $  1,189,182   $    148,964   $   314,434   $    195,909   $  1,155,819
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------                  ---------------------------------------------------------------------
                                                                                                       (NOTE 1)
                                STRONG                                                                   OLD
                MID CAP      OPPORTUNITY                     EMERGING        HARD         REAL           HARD        COMBINED
  PARTNERS     GROWTH II       FUND II         BOND          MARKETS        ASSETS       ESTATE         ASSETS         TOTAL
================================================================================================================  ==============

$   227,138    $        3    $    61,848    $   33,029    $    31,237    $     666,685    $      --    $      --   $   8,749,779
----------------------------------------------------------------------------------------------------------------   -------------
     74,561         6,683         16,228        42,545         17,529           34,829          233           --       2,119,799
      8,947           802          1,947         5,105          2,104            4,180           28           --         254,376
----------------------------------------------------------------------------------------------------------------   -------------
     83,508         7,485         18,175        47,650         19,633           39,009          261           --       2,374,175
----------------------------------------------------------------------------------------------------------------   -------------
    143,630        (7,482)        43,673       (14,621)        11,604          627,676         (261)          --       6,375,604
----------------------------------------------------------------------------------------------------------------   -------------



   (245,137)       10,860        (66,197)       61,830       (528,657)      (1,068,009)      (3,058)          --       2,964,511

   (324,545)      130,770         11,247       305,864         40,753         (567,677)        (346)          17      14,847,690
----------------------------------------------------------------------------------------------------------------   -------------
   (569,682)      141,630        (54,950)      367,694       (487,904)      (1,635,686)      (3,404)          17      17,812,201
----------------------------------------------------------------------------------------------------------------   -------------
$  (426,052)   $  134,148      $ (11,277)   $  353,073    $  (476,300)   $  (1,008,010)   $  (3,665)   $      17   $  24,187,805
================================================================================================================   =============







====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------                  ---------------------------------------------------------------------
                                                                                                       (NOTE 1)
                                STRONG                                                                   OLD
                MID CAP      OPPORTUNITY                     EMERGING        HARD         REAL           HARD        COMBINED
  PARTNERS     GROWTH II       FUND II         BOND          MARKETS        ASSETS       ESTATE         ASSETS         TOTAL
================================================================================================================  ==============


$   143,630   $    (7,482)   $    43,673    $  (14,621)   $    11,604    $     627,676   $     (261)   $      --   $   6,375,604
   (245,137)       10,860        (66,197)       61,830       (528,657)      (1,068,009)      (3,058)          --       2,964,511
   (324,545)      130,770         11,247       305,864         40,753         (567,677)        (346)          17      14,847,690
----------------------------------------------------------------------------------------------------------------   -------------
   (426,052)      134,148        (11,277)      353,073       (476,300)      (1,008,010)      (3,665)          17      24,187,805
----------------------------------------------------------------------------------------------------------------   -------------

  4,153,659       712,421        764,227       623,450        866,750          573,578       58,434      (23,550)     85,403,562
   (149,179)       (6,257)       (22,064)     (343,267)       (62,766)        (294,353)          --           --      (6,164,480)
  3,295,749       (40,591)       704,394      (830,498)    (1,132,261)      (2,574,019)     (19,504)      24,730          63,987
----------------------------------------------------------------------------------------------------------------   -------------

  7,300,229       665,573      1,446,557      (550,315)      (328,277)      (2,294,794)      38,930        1,180      79,303,069
----------------------------------------------------------------------------------------------------------------   -------------
  6,874,177       799,721      1,435,280      (197,242)      (804,577)      (3,302,804)      35,265        1,197     103,490,874
----------------------------------------------------------------------------------------------------------------   -------------
  1,240,625       101,377        305,763     3,462,503      1,916,263        4,533,186           --          223     115,163,758
----------------------------------------------------------------------------------------------------------------   -------------
$ 8,114,802   $   901,098    $ 1,741,043    $3,265,261   $  1,111,686    $   1,230,382    $  35,265    $   1,420   $ 218,654,632
================================================================================================================  ==============


CONSECO VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 1999 AND 1998

================================================================================

(1) GENERAL
   Conseco Variable Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.
   Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
   Growth Portfolio (June 1, 1996)
   Leveraged AllCap
   Portfolio (June 1, 1995)
   MidCap Growth Portfolio (June 1, 1996)
   Small  Capitalization  Portfolio  (June 1, 1995)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund (May 1, 1998)
   International Fund (May 1, 1997)
   Value Fund (May 1, 1997)
BERGER INSTITUTIONAL PRODUCTS TRUST
   100 Fund (June 1, 1996)
   Growth and Income Fund (June 1, 1996)
   Small Company Growth Fund (June 1, 1996)
   BIAM International Fund (May 1, 1997)
CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. ~ (JUNE 1, 1995) DREYFUS STOCK INDEX FUND (JUNE 1, 1995)
DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
   International Value Portfolio
   Disciplined Stock Portfolio
FEDERATED INSURANCE SERIES (JUNE 1, 1995)
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II
INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
   Equity Income Fund
   High Yield Fund
JANUS ASPEN SERIES (JUNE 1, 1995)
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
   Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
   Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (MAY 1, 1997)
   Limited Maturity Bond Portfolio
   Partners Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II (May 1, 1997)
STRONG OPPORTUNITY FUND II (MAY 1, 1997)
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund (formerly Gold and Natural
     Resources Fund) (June 1,1995)
   Worldwide Bond Fund (June 1, 1995)
   Worldwide Emerging Markets Fund (June 1, 1996)
   Worldwide Real Estate Fund (May 1, 1998)

   Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997 and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The remaining units in the terminated fund are owned by a contract owner who has not transferred the funds.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME
   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.
   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.
FEDERAL INCOME TAXES
   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 1999 AND 1998

================================================================================

ANNUITY RESERVES
   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.
   Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:.
                                                            DECEMBER 31,
                                                               1999
--------------------------------------------------------------------------------
Conseco Series Trust:
   Money Market Portfolio................................     1.000834
Federated Insurance Series:
   High Income Bond Fund II..............................     0.956791
Neuberger Berman Advisers Management Trust:
   Partners Portfolio....................................     1.013185
--------------------------------------------------------------------------------

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
   The aggregate cost of purchases of investments in portfolio shares was $139,192,174 and $137,408,045 for the years ended December 31, 1999 and 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $74,610,705 and $51,611,210 for the years ended December 31, 1999 and 1998, respectively.

(4) DEDUCTIONS AND EXPENSES
   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account E a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Account E, for assuming the mortality and expense risks. These fees were $3,319,669 and $2,119,799 for the years ended December 31, 1999 and 1998, respectively.
   Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $1,055,120 and $489,585 for the years ended December 31, 1999 and 1998, respectively.
   The Company also deducts daily from Account E a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account E, for administrative expenses. These expenses were $398,359 and $254,376 for the years ended December 31, 1999 and 1998, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES
   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc. (formerly Conseco Financial Services, Inc. prior to its name change in August
1999), an affiliate of the Company.

(6) NET ASSETS
   Net assets consisted of the following at December 31, 1999:
--------------------------------------------------------------------------------
Proceeds from the sales of units since organization,
  less cost of units redeemed ................................      $227,818,892
Undistributed net investment income ..........................        34,190,128
Undistributed net realized gains on sales of investments......        12,492,767
Net unrealized appreciation of investments ...................        75,638,052
--------------------------------------------------------------------------------
  Net assets .................................................      $350,139,839
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS




================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT E
   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account E (the Account) at December 31, 1999, and the results of its operations and the changes for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers
--------------------------


Indianapolis, Indiana
February 10, 2000




20



                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying balance sheet and the related statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




                                            /s/ PricewaterhouseCoopers LLP
                                            --------------------------------
                                            PricewaterhouseCoopers LLP


April 13, 2000



                       CONSECO VARIABLE INSURANCE COMPANY

                                  BALANCE SHEET
                           December 31, 1999 and 1998
                              (Dollars in millions)


                                     ASSETS


                                                                                            1999             1998
                                                                                            ----             ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       1999 - $1,491.8; 1998 - $1,520.5)...............................................  $1,398.7           $1,524.1
    Equity securities at fair value (cost: 1999 - $47.8 million; 1998 - $46.0 million).      49.8               45.7
    Mortgage loans.....................................................................     108.0              110.2
    Policy loans.......................................................................      75.5               79.6
    Other invested assets .............................................................      50.8              120.3
                                                                                         --------           --------

          Total investments............................................................   1,682.8            1,879.9

Cash and cash equivalents..............................................................      81.5               48.4
Accrued investment income..............................................................      35.6               30.5
Cost of policies purchased.............................................................     131.6               98.0
Cost of policies produced..............................................................     147.6               82.5
Reinsurance receivables................................................................      26.4               22.2
Goodwill...............................................................................      45.3               46.7
Assets held in separate accounts.......................................................   1,457.0              696.4
Other assets...........................................................................       6.0                7.1
                                                                                         --------           --------

          Total assets.................................................................  $3,613.8           $2,911.7
                                                                                         ========           ========





















                            (continued on next page)



                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                            BALANCE SHEET (Continued)
                           December 31, 1999 and 1998
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            1999             1998
                                                                                            ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,289.2           $1,365.2
       Traditional products............................................................     242.8              246.2
       Claims payable and other policyholder funds.....................................      64.1               62.6
       Liabilities related to separate accounts........................................   1,457.0              696.4
    Income tax liabilities.............................................................      33.4               37.5
    Investment borrowings..............................................................     135.1               65.7
    Other liabilities..................................................................      16.5               33.0
                                                                                         --------           --------

            Total liabilities..........................................................   3,238.1            2,506.6
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     380.8              380.8
    Accumulated other comprehensive loss...............................................     (28.4)               (.8)
    Retained earnings..................................................................      23.3               25.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     375.7              405.1
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,613.8           $2,911.7
                                                                                         ========           ========























                          The accompanying notes are an
                         integral part of the financial
                                   statements.


                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998            1997
                                                                         ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 72.1           $ 73.6            $ 75.7
    Net investment income............................................     297.6            198.0             222.6
    Net gains (losses) from sale of investments......................     (10.0)            18.5              13.3
                                                                         ------           ------            ------

          Total revenues.............................................     359.7            290.1             311.6
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     266.8            170.6             191.0
    Amortization.....................................................      13.8             33.6              27.1
    Other operating costs and expenses...............................      40.3             38.7              32.2
                                                                         ------           ------            ------

          Total benefits and expenses................................     320.9            242.9             250.3
                                                                         ------           ------            ------

          Income before income taxes.................................      38.8             47.2              61.3

Income tax expense...................................................      13.6             16.6              22.1
                                                                         ------           ------            ------

          Net income.................................................    $ 25.2           $ 30.6            $ 39.2
                                                                         ======           ======            ======




























                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                        STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1996.................................   $396.9          $380.8               $ (4.6)         $ 20.7

   Comprehensive income, net of tax:
     Net income............................................     39.2             -                    -              39.2
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
        of $7.2)...........................................     13.3             -                   13.3             -
                                                              ------

         Total comprehensive income........................     52.5             -                    -               -

   Dividends on common stock...............................    (32.5)            -                    -             (32.5)
                                                              ------          ------               ------          ------

Balance, December 31, 1997.................................    416.9           380.8                  8.7            27.4

   Comprehensive income, net of tax:
     Net income............................................     30.6             -                    -              30.6
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.1

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    405.1           380.8                  (.8)           25.1

Comprehensive loss, net of tax:
   Net income..............................................     25.2             -                    -              25.2
   Change in unrealized depreciation of securities (net
     of applicable income tax benefit of $15.7 million)....    (27.6)            -                  (27.6)            -
                                                              ------

         Total comprehensive loss..........................     (2.4)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................   $375.7          $380.8               $(28.4)         $ 23.3
                                                              ======          ======               ======          ======












                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998             1997
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    25.2        $    30.6           $  39.2
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      13.8             43.0              27.1
         Income taxes................................................      11.4             (1.2)              6.7
         Insurance liabilities.......................................     162.6            120.0              95.2
         Accrual and amortization of investment income...............     (11.4)             1.6                .3
         Deferral of cost of policies produced.......................     (62.7)           (35.3)            (31.8)
         Net (gains) losses from sale of investments.................      10.0            (18.5)            (13.3)
         Other.......................................................        .7            (38.3)             (4.6)
                                                                      ---------        ---------           -------

         Net cash provided by operating activities...................     149.6            101.9             118.8
                                                                      ---------        ---------           -------

Cash flows from investing activities:
   Sales of investments..............................................     904.8          1,185.0             755.2
   Maturities and redemptions........................................     109.0            145.5             150.4
   Purchases of investments..........................................  (1,502.0)        (1,420.7)           (923.5)
                                                                      ---------        ---------           -------

         Net cash used by investing activities.......................    (488.2)           (90.2)            (17.9)
                                                                      ---------        ---------           -------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     654.1            400.4             255.9
   Investment borrowings.............................................      69.4              4.7              12.6
   Withdrawals from insurance liabilities............................    (324.8)          (385.0)           (302.2)
   Dividends paid on common stock....................................     (27.0)           (32.9)            (32.5)
                                                                      ---------        ---------           -------

         Net cash provided (used) by financing activities............     371.7            (12.8)            (66.2)
                                                                      ---------        ---------           -------

         Net increase (decrease) in cash and cash equivalents........      33.1             (1.1)             34.7

Cash and cash equivalents, beginning of year.........................      48.4             49.5              14.8
                                                                      ---------        ---------           -------

Cash and cash equivalents, end of year............................... $    81.5        $    48.4           $  49.5
                                                                      =========        =========           =======













                         The accompanying notes are an
                         integral part of the financial
                                  statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company operating throughout the United States. Conseco's life insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. Conseco's finance subsidiaries originate, purchase, sell and service consumer and commercial finance loans. On March 31, 2000, Conseco announced its plan to explore the sale of its finance subsidiaries and its hiring of Lehman Brothers to assist in the planned sale.

     The following summary explains the accounting policies we use to arrive at the more significant numbers in our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board, the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1998 and 1997 financial statements and notes to conform with the 1999 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between our sale proceeds and its amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with maturities of less than three months. We carry them at amortized cost, which approximates their estimated fair value.

     Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the current realized gain or loss and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income
(loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends significantly beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40-year period. At December 31, 1999, the total accumulated amortization of goodwill was $16.1 million. We continually
                                       F-8

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we were to determine that changes in such projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life and accident and health contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as the result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $23.1 million, $21.0 million and $24.2 million in 1999, 1998 and 1997, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $20.8 million, $21.8 million and $14.9 million in 1999, 1998 and 1997, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $137.7 million during 1999 and $66.0 million during 1998. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.0 percent and 4.4 percent in 1999 and 1998, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 1999). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                              1999                           1998
                                                                   ---------------------------   ------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,398.7        $1,398.7      $1,524.1        $1,524.1
   Equity securities ...........................................       49.8            49.8          45.7            45.7
   Mortgage loans...............................................      108.0           102.8         110.2           119.0
   Policy loans.................................................       75.5            75.5          79.6            79.6
   Other invested assets........................................       50.8            50.8         120.3           120.3
   Cash and cash equivalents....................................       81.5            81.5          48.4            48.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,289.2         1,289.2       1,365.2         1,365.2
   Investment borrowings........................................      135.1           135.1          65.7            65.7

                                      F-10

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 1999 and 1998. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest-sensitive products . However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. SFAS 133 is required to be implemented in year 2001. We are currently evaluating the impact of SFAS 133; at present, we do not believe it will have a material effect on our consolidated financial position or results of operations. Because of ongoing changes to implementation guidance, we do not plan on adopting the new standard until the first quarter of 2001.

     We implemented the Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" ("SOP 98-1") on January 1, 1999. SOP 98-1 defines internal use software and when the costs associated with internal use software should be capitalized. The implementation of SOP 98-1 did not have a material effect on our consolidated financial position or results of operations.

2.   INVESTMENTS:

     At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----          -----       ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  840.6        $2.2        $59.3      $  783.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,491.8        $4.9        $98.0      $1,398.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     At December 31, 1998, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                      (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  860.4       $20.7        $15.0      $  866.1
   United States Treasury securities and obligations of
     United States government corporations and agencies................      26.9          .8           .2          27.5
   States and political subdivisions...................................      17.3          .3          -            17.6
   Debt securities issued by foreign governments.......................      11.7         -             .8          10.9
   Mortgage-backed securities .........................................     487.4         8.0          1.2         494.2
Below-investment grade (primarily corporate securities)................     116.8         1.2         10.2         107.8
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,520.5       $31.0        $27.4      $1,524.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $   46.0       $  .8        $ 1.1      $   45.7
                                                                         ========       =====        =====      ========

     Accumulated other comprehensive loss included in shareholder's equity as of December 31, 1999 and 1998, is summarized as follows:

                                                                                                        1999       1998
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)

Unrealized gains (losses) on investments.............................................................  $(90.8)        .9
Adjustments to cost of policies purchased and cost of policies produced..............................    46.3       (2.1)
Deferred income tax benefit..........................................................................    16.1         .4
                                                                                                       ------      -----

       Accumulated other comprehensive loss..........................................................  $(28.4)     $ (.8)
                                                                                                       ======      =====

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 1999, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                    (Dollars in millions)
Due in one year or less........................................................................   $    8.2      $    8.2
Due after one year through five years..........................................................       90.8          89.5
Due after five years through ten years.........................................................      279.9         259.6
Due after ten years............................................................................      628.2         579.4
                                                                                                  --------      --------

     Subtotal..................................................................................    1,007.1         936.7
Mortgage-backed securities (a).................................................................      484.7         462.0
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,491.8      $1,398.7
                                                                                                  ========      ========

--------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized
    cost  and   estimated   fair  value  of  $2.4  million  and  $2.2   million,
    respectively.


                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Net investment income consisted of the following:

                                                                                          1999         1998         1997
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $114.8        $118.4      $133.6
Equity securities....................................................................      12.2           3.2         1.7
Mortgage loans.......................................................................       9.9          12.1        16.4
Policy loans.........................................................................       4.8           5.1         5.4
Other invested assets................................................................       3.5          13.3         7.7
Cash and cash equivalents............................................................       2.1           2.9         3.4
Separate accounts....................................................................     151.8          44.1        55.7
                                                                                         ------        ------      ------

    Gross investment income..........................................................     299.1         199.1       223.9
Investment expenses..................................................................       1.5           1.1         1.3
                                                                                         ------        ------      ------

       Net investment income.........................................................    $297.6        $198.0      $222.6
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 1999, 1998 and 1997.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  8.6       $ 34.0        $20.6
    Gross losses.......................................................................   (14.5)       (12.4)        (5.1)
    Other than temporary decline in fair value.........................................    (1.3)         -            (.3)
                                                                                         ------       ------        -----

         Net investment gains (losses) from fixed maturities before expenses...........    (7.2)        21.6         15.2

Other..................................................................................      .7           .1          2.2
                                                                                         ------       ------        -----

         Net investment gains (losses) before expenses.................................    (6.5)        21.7         17.4
Investment expenses....................................................................     3.5          3.2          4.1
                                                                                         ------       ------        -----

         Net investment gains (losses).................................................  $(10.0)      $ 18.5        $13.3
                                                                                         ======       ======        =====

     At December 31, 1999, the mortgage loan balance was primarily comprised of commercial loans. Approximately 16 percent, 11 percent, 10 percent, 8 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, California, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 1999. At December 31, 1999, our allowance for loss on mortgage loans was $.3 million.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $11.5 million at December 31, 1999.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 1999, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

3.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      1999            1998
                                                         ----------   ----------   ----------      ----            ----
                                                                                                   (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)      $   976.7       $1,036.0
       Universal life-type contracts...................      N/A          N/A          N/A          312.5          329.2
                                                                                               ----------       --------

         Total interest-sensitive products.............                                           1,289.2        1,365.2
                                                                                                ---------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.6%          137.0          139.9
                                                         experience
       Limited-payment contracts.......................    Company        (b)         7.5%          105.8          106.3
                                                         experience,                                      ----------       --------
                                                        if applicable


         Total traditional products....................                                             242.8          246.2
                                                                                               ----------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           64.1           62.6
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,457.0          696.4
                                                                                                ---------       --------

       Total...........................................                                          $3,053.1       $2,370.4
                                                                                                 ========       ========

-------------
     (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

     (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

     (c) At December 31, 1999 and 1998, approximately 97 percent and 95 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 1999.

4.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                     1999           1998
                                                                                                     ----           ----
                                                                                                    (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  3.6         $  5.4
    Cost of policies purchased and cost of policies produced...................................       75.3           56.7
    Insurance liabilities......................................................................      (39.2)         (28.2)
    Unrealized depreciation....................................................................      (16.1)           (.4)
    Other......................................................................................       10.2           (2.2)
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       33.8           31.3
Current income tax liabilities (assets)........................................................        (.4)           6.2
                                                                                                    ------         ------
         Income tax liabilities................................................................     $ 33.4         $ 37.5
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Income tax expense was as follows:

                                                                                               1999       1998       1997
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)
Current tax provision.....................................................................     $ 4.3      $20.8      $16.3
Deferred tax provision (benefit)..........................................................       9.3       (4.2)       5.8
                                                                                               -----      -----      -----

         Income tax expense...............................................................     $13.6      $16.6      $22.1
                                                                                               =====      =====      =====

     A reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the statement of operations is as follows:

                                                                                                1999       1998       1997
                                                                                                ----       ----       ----
                                                                                                   (Dollars in millions)

Tax on income before income taxes at statutory rate.......................................      35.0%      35.0%      35.0%
State taxes...............................................................................       1.5        1.0         .7
Other.....................................................................................      (1.4)       (.8)        .3
                                                                                                ----       ----       ----

         Income tax expense...............................................................      35.1%      35.2%      36.0%
                                                                                                ====       ====       ====

5.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 1999, includes: (i) accruals of $1.6 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 1999; and (ii) receivables of $1.1 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $1.1 million in 1999, $1.1 million in 1998 and $1.2 million in 1997.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.4 million in 1999, $37.8 million in 1998 and $36.7 million in 1997.

     During 1998 and 1997, the Company purchased $13.0 million and $11.2 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. The total carrying value of such notes purchased during 1998, 1997 and prior years was $45.5 million at December 31, 1998. Such notes are classified as "other invested assets" in the accompanying balance sheet. In 1999, all such notes were repurchased from the Company by Conseco or its subsidiaries.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

6.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $700.4        $445.8      $309.6
    Reinsurance assumed...............................................................      18.7          15.6        14.9
    Reinsurance ceded.................................................................     (23.1)        (21.0)      (24.2)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     696.0         440.4       300.3
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     654.1         400.4       255.9
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      41.9          40.0        44.4
Fees and surrender charges on interest-sensitive products.............................      30.2          33.6        31.3
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 72.1        $ 73.6      $ 75.7
                                                                                          ======        ======      ======

     The five states with the largest shares of 1999 collected premiums were California (14 percent), Texas (14 percent), Florida (13 percent), Michigan (8.8 percent) and Indiana (5.2 percent). No other state accounted for more than 4 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 98.0       $106.4      $143.0
    Amortization......................................................................      (4.1)       (21.1)      (15.4)
    Amounts related to fair value adjustment of actively managed fixed maturities           37.7         11.8       (21.2)
    Other ............................................................................       -             .9         -
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $131.6       $ 98.0      $106.4
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 9 percent of the December 31, 1999, balance of cost of policies purchased in 2000, 10 percent in 2001, 9 percent in 2002, 7 percent in 2003 and 6 percent in 2004. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

     Changes in the cost of policies produced were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 82.5       $ 55.9       $38.2
    Additions.........................................................................      62.7         35.3        31.8
    Amortization......................................................................      (8.3)       (11.0)      (10.2)
    Amounts related to fair value adjustment of actively managed fixed maturities           10.7          2.3        (3.9)
                                                                                          ------       ------       -----

Balance, end of year..................................................................    $147.6       $ 82.5       $55.9
                                                                                          ======       ======       =====

                                      F-16

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

7.   STATEMENT OF CASH FLOWS:

     Income taxes paid during 1999, 1998, and 1997, were $2.1 million, $17.1 million and $14.8 million, respectively.

8.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:


                                                                                     1999            1998
                                                                                     ----            ----
                                                                                     (Dollars in millions)
   Statutory capital and surplus.................................................. $112.6           $134.0
   Asset valuation reserve........................................................   41.4             30.9
   Interest maintenance reserve...................................................   66.7             73.1
                                                                                   -------          ------

       Total...................................................................... $220.7           $238.0
                                                                                   ======           ======

     Our statutory net income was $14.6 million, $32.7 million and $32.7 million in 1999, 1998 and 1997, respectively. Statutory net income differs from net income presented in our financial statements prepared in accordance with GAAP, primarily because for GAAP reporting we are required to defer and amortize costs that vary with and are primarily related to the production of new business as described in note 1.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2000 of $12.8 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles, which are expected to constitute the only source of prescribed statutory accounting practices and are effective in 2001. The changes to statutory accounting practices resulting from the codification are not expected to have a material effect on the statutory capital and surplus or statutory operating earnings data shown above.













                                      F-17





                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


     (a) The financial statements of the Separate Account and Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

     (b)  Exhibits

          (1) -Resolution of the Board of Directors of Great American Reserve authorizing the establishment of Variable Account dated November 12, 1993.***

          (2)  -Not Applicable.

          (3) -Form of Principal Underwriting Agreement by and among Great American Reserve, Variable Account and GARCO Equity Sales.***

          (4)(a) -- Form of Individual Fixed/Variable Annuity Contract.***

          (4)(b) -- Form of Group Fixed/Variable Annuity Contract.***

          (5)  -Application for Contracts.***

          (6)  (i)-Articles of Incorporation of Great American Reserve.**
          (6) (ii)-Articles of Amendment to the Articles of Incorporation of the Company

          (6) (iii) - Amended and Restated By-Laws of Conseco Variable Insurance Company

          (7)  -Not Applicable.

          (8) (i)-Form of Fund Participation Agreement by and among The Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.*

          (8) (ii)-Form of Fund Participation Agreement by and among Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.*

          (8)  (iii)-Form of Fund  Participation  by and between Great  American
               Reserve  Insurance  Company,   Insurance  Management  Series  and
               Federated Securities Corp.*

          (8) (iv)-Form of Fund Participation between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.*

          (8) (v)-Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett & Co. and Great American Reserve Insurance Company.*

          (8)  (vi)-Form  of  Fund  Participation   Agreement  between  American
               Century Investment Services, Inc. and Great American Reserve Insurance Company.*

          (8)  (vii)-Form  of  Fund  Participation   Agreement  between  INVESCO
               Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company.**

          (8) (viii)-Form of Fund Participation Agreement between Rydex Variable Trust and the Company.

          (9)  -- Opinion and Consent of Counsel.

          (10) -- Consent of Independent Accountants.

          (11) -- Not Applicable.

          (12) -- None.

          (13) -- Schedule for  computation  of  performance  quotations.

          (27) -- Not Applicable

     *Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, File Nos. 333-40309/811-08483 filed electronically on February 3, 1998.

     **Incorporated by reference to Form N-4, Great American Reserve Variable Annuity Account G, File Nos. 333-00373/811-07501, filed electronically on January 23, 1996.

     ***Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 (File Nos. 33-74092 and 811-08288) filed electronically on May 15, 1998.

ITEM 25.  DIRECTORS AND OFFICERS OF CONSECO VARIABLE

The following table sets forth certain information regarding the executive officers of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11825 N. Pennsylvania Street, Carmel, IN 46032.

Name and Principal              Position and Offices
  Business Address*                with Depositor
-------------------  ---------------------------------------

Ngaire E. Cuneo         Director

Stephen C. Hilbert      Director and Chairman of the Board

Rollin M. Dick          Director, Executive Vice President and
                        Chief Financial Officer

Thomas J. Kilian        Director and President


John J. Sabl            Director, Executive Vice President, General
                        Counsel and Secretary

James S. Adams          Senior Vice President, Chief Accounting
                        Officer and Treasurer


ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):



     CONSECO, INC. (Indiana) - (publicly traded)

          CIHC, Incorporated (Delaware)

               Bankers National Life Insurance Company (Texas)

                    National Fidelity Life Insurance Company (Missouri)

               Bankers Life Insurance Company of Illinois (Illinois)

                    Bankers Life & Casualty Company (Illinois)

Conseco Life Insurance Company of Texas (Texas)

Conseco Variable Insurance Company (Texas)

Conseco Annuity Assurance Company (Illinois)

Vulcan Life Insurance Company (Indiana) - (98%)

Conseco Direct Life Insurance Company (Pennsylvania)

Wabash Life Insurance Company (Indiana)

Conseco Life Insurance Company (Indiana)

Washington National Insurance Company (Illinois)

Conseco Senior Health Insurance Company (Pennsylvania)

Pioneer Life Insurance Company (Illinois)

Conseco Life Insurance Company of New York (New York)

Conseco Medical Insurance Company (Illinois)

Continental Life Insurance Company (Texas)


United Presidential Life Insurance Company (Indiana)

Conseco Health Insurance Company (Arizona)

Frontier National Life Insurance Company (Ohio)

Conseco Capital Management, Inc. (Delaware)

Conseco Equity Sales, Inc. (Texas)

Conseco Securities, Inc. (Delaware)

Conseco Services, LLC (Indiana)

Marketing Distribution Systems Consulting Group, Inc. (Delaware)

     Conseco Finance Corp. (Delaware)

     Conseco  Finance Servicing Corp. (Delaware)

    Conseco Series Trust (Massachusetts)*

     Conseco Fund Group (Massachusetts) (publicly held)**

* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Conseco Variable Annuity Account C, Conseco Variable Annuity Account E, Conseco Variable Annuity Account F, Conseco Variable Account G, Conseco Variable Annuity Account H, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Conseco Variable Insurance Company, respectively. Shares of Conseco Series Trust are also sold to BMA Variable Life Account A of Business Men's Assurance Company of America.

** The shares of the Conseco Fund Group are sold to the public; Conseco affiliates currently hold in excess of 95% of its shares.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of April 13, 2000, there were 14,766 Qualified Contract Owners and 1,973 Non-Qualified Contract Owners.

ITEM 28.  INDEMNIFICATION

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to members of the Company's Board of Directors, officers and controlling persons of the Registrant pursuant to the provisions described under "Indemnification" or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a member of the Board of Directors, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Variable Account has no officers or employees. The officers, directors and employees of Conseco Variable as well as those of an affiliated company who perform administrative services for the Variable Account are covered by an officers and directors liability policy.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Conseco Equity Sales, Inc. ("Conseco Equity Sales") is the principal underwriter for the following investment companies (other than Registrant):

Conseco Variable Annuity Account C
Conseco Variable Annuity Account F
Conseco Variable Annuity Account G
Conseco Variable Annuity Account H
Conseco Fund Group
Rydex Advisor Variable Annuity Account
BMA Variable Life Account A

(b)  The following table sets forth certain  information  regarding the officers
     and  directors  of  Conseco  Equity  Sales.   Their  address  is  11815  N.
     Pennsylvania Street, Carmel, IN 46032.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES
 BUSINESS ADDRESS                        WITH CONSECO EQUITY SALES, INC.
- --------------------                    --------------------------------

L. Gregory Gloeckner                    President and Director

James S. Adams                          Senior Vice President, Chief Accounting
                                        Officer, Treasurer and Director


                                        Vice President, General Counsel,
William P. Kovacs                       Secretary, and Director

William T. Devanney, Jr.                Senior Vice President, Corporate Taxes

Christene H. Darnell                    Vice President, Management Reporting

Donald B. Johnston                      Vice President, Director Mutual Fund
                                        Sales & Marketing

                          NET UNDERWRITING
NAME OF                   DISCOUNTS AND          COMPENSATION ON           BROKERAGE
PRINCIPAL UNDERWRITER     COMMISSIONS            REDEMPTION                COMMISSIONS       COMPENSATION*
- ---------------------     -----------            -------------             -----------       -------------

Conseco Equity                 None                       None                      None             None
Sales, Inc.

*Fees paid by the Company for serving as underwriter

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Conseco Variable Insurance Company, 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 31.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS

     1. The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     2. The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     3. The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     4. The Securities and Exchange Commission (the "SEC") issued the American Counsel of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (a) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (b)  Include   appropriate   disclosure   regarding   the   redemption
     restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (c) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (d) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (a) - (d) above have been complied with.

     5. The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, State of Indiana, on this 20th day of April, 2000.


                         CONSECO VARIABLE ANNUITY
                         ACCOUNT E
                          (Registrant)

                         By: Conseco Variable Insurance Company


                         By: /s/THOMAS J. KILIAN
                            ----------------------------------------


                         CONSECO VARIABLE INSURANCE COMPANY
                            (Depositor)


                       By:  /s/THOMAS J. KILIAN
                            ------------------------------------------


     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                               TITLE                                       DATE
----------                              -----                                       ----

/s/NGAIRE E. CUNEO                Director                                   4/20/00
--------------------------                                                  ---------------
    Ngaire E. Cuneo

/s/THOMAS J. KILIAN                                                          4/20/00
--------------------------        Director                                 ----------------
    Thomas J. Kilian

/s/STEPHEN C. HILBERT              Director and Chairman of the Board         4/20/00
--------------------------        (Principal Executive Officer)            ---------------
    Stephen C. Hilbert


/s/ROLLIN M. DICK                 Director, Executive Vice President          4/20/00
--------------------------        and Chief Financial Officer (Principal   ----------------
    Rollin M. Dick                Financial Officer)

/s/JOHN J. SABL                   Director                                    4/20/00
---------------------------                                                ----------------
    John J. Sabl

/s/JAMES S. ADAMS                Senior Vice President and Treasurer          4/20/00
---------------------------       (Chief Accounting Officer)                ----------------
   James S. Adams


                                 INDEX TO EXHIBITS


Exhibit
Number                 Exhibit
--------               -------
EX-99.B6 (ii)   Articles of Amendment to the Articles of Incorporation of
                the Company
EX-99.B6 (iii)  Amended and Restated By-Laws of Conseco Variable Insurance
                Company
EX-99.B8 (viii) Form of Fund Participation Agreement between Rydex Variable
                Trust and
                the Company.
EX-99.B9        Opinion and Consent of Counsel
EX-99.B10       Consent of Independent Accountants
EX-99.B13       Schedule for Computation of Performance Quotations